Document and Entity Information (USD $)	6 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	PHARMACYCLICS INC
Entity Central Index Key	0000949699
Document Type	10-KT
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,374,664,844
Entity Common Stock, Shares Outstanding (in shares)		70,539,755
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 307,433	$ 197,896	$ 87,757
Marketable securities	9,681	5,711	24,572
Accounts receivable	26,697	5,924	47
Prepaid expenses and other current assets	2,681	3,864	2,320
Total current assets	346,492	213,395	114,696
Property and equipment, net	6,403	3,842	1,312
Other assets	2,234	1,883	344
Total assets	355,129	219,120	116,352
Current liabilities:
Accounts payable	4,607	2,644	854
Accrued liabilities	15,122	8,288	6,414
Income tax payable	1,389	0	0
Deferred revenue	8,139	8,054	7,000
Total current liabilities	29,257	18,986	14,268
Deferred revenue – non-current portion	62,562	67,324	0
Deferred rent	784	687	410
Total liabilities	92,603	86,997	14,678
Commitments and contingencies (Notes 4 and 10)
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.0001 par value; 150,000,000 shares authorized at December 31, 2012 and June 30, 2012, respectively; 100,000,000 shares authorized at June 30, 2011; and 70,216,386, 69,317,657 and 67,915,865 shares issued and outstanding at December 31, 2012, June 30, 2012 and June 30, 2011, respectively	7	7	7
Additional paid-in capital	546,129	533,264	514,813
Accumulated other comprehensive loss	(4)	(9)	(21)
Accumulated deficit	(283,606)	(401,139)	(413,125)
Total stockholders’ equity	262,526	132,123	101,674
Total liabilities and stockholders’ equity	$ 355,129	$ 219,120	$ 116,352

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	100,000,000
Common stock, shares issued	70,216,386	69,317,657	67,915,965
Common stock, shares outstanding	70,216,386	69,317,657	67,915,965

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenue:
License and milestone revenue	$ 155,000	$ 77,605	$ 4,355	$ 6,645
Collaboration services revenue	5,658	4,385	3,878	2,662
Total revenue	160,658	81,990	8,233	9,307
Operating expenses:
Research and development	46,639	54,537	34,482	17,358
Less: Excess Amounts related to Research and development (See Note 4)	(17,306)	0	0	0
Research and development, net	29,333	54,537	34,482	17,358
General and administrative	12,093	15,575	9,125	7,561
Less: Excess Amounts related to General and administrative (See Note 4)	(819)	0	0	0
General and administrative, net	11,274	15,575	9,125	7,561
Total operating expenses	40,607	70,112	43,607	24,919
Income (loss) from operations	120,051	11,878	(35,374)	(15,612)
Interest income	137	178	169	81
Other income (expense), net	(8)	(31)	2	(43)
Income (loss) before income taxes	120,180	12,025	(35,203)	(15,574)
Income tax (provision) benefit	(2,647)	(39)	0	550
Net income (loss)	$ 117,533	$ 11,986	$ (35,203)	$ (15,024)
Net income (loss) per share:
Basic (in dollars per share)	$ 1.69	$ 0.17	$ (0.59)	$ (0.31)
Diluted (in dollars per share)	$ 1.58	$ 0.17	$ (0.59)	$ (0.31)
Weighted average shares used to compute net income (loss) per share:
Basic (in shares)	69,676	68,728	59,973	48,344
Diluted (in shares)	74,408	72,617	59,973	48,344

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Comprehensive income (loss), net of taxes
Net income (loss)	$ 117,533	$ 11,986	$ (35,203)	$ (15,024)
Change in unrealized gain (loss) on marketable securities	5	12	(15)	(7)
Comprehensive income (loss)	$ 117,538	$ 11,998	$ (35,218)	$ (15,031)

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Jun. 30, 2009	$ (1,741)	$ 3	$ 361,153	$ 1	$ (362,898)
Beginning balance, shares at Jun. 30, 2009		27,539,378
Issuance of common stock in a rights offering for cash and settlement of related party note, net of issuance costs, shares		22,500,000
Issuance of common stock in a rights offering for cash and settlement of related party note, net of issuance costs	27,806	2	27,804
Issuance of common stock in a registered direct offering for cash, shares		8,054,968
Issuance of common stock in a registered direct offering for cash	50,793	1	50,792
Issuance of common stock upon exercise of stock options and purchase rights at an average price, shares		1,105,060
Issuance of common stock upon exercise of stock options and purchase rights at an average price	1,744		1,744
Share-based compensation expense	3,190		3,190
Change in unrealized gain (loss) on marketable securities	(7)			(7)
Net loss	(15,024)
Ending balance at Jun. 30, 2010	66,761	6	444,683	(6)	(377,922)
Ending balance, shares at Jun. 30, 2010		59,199,406
Issuance of common stock in a registered direct offering for cash, shares		6,448,829
Issuance of common stock in a registered direct offering for cash	56,040	1	56,039
Issuance of common stock upon exercise of stock options and purchase rights at an average price, shares		2,267,630
Issuance of common stock upon exercise of stock options and purchase rights at an average price	6,273		6,273
Share-based compensation expense	7,818		7,818
Change in unrealized gain (loss) on marketable securities	(15)			(15)
Net loss	(35,203)
Ending balance at Jun. 30, 2011	101,674	7	514,813	(21)	(413,125)
Ending balance, shares at Jun. 30, 2011	67,915,965	67,915,865
Issuance of common stock upon exercise of stock options and purchase rights at an average price, shares		1,401,792
Issuance of common stock upon exercise of stock options and purchase rights at an average price	8,578		8,578
Share-based compensation expense	9,873		9,873
Change in unrealized gain (loss) on marketable securities	12			12
Net loss	11,986
Ending balance at Jun. 30, 2012	132,123	7	533,264	(9)	(401,139)
Ending balance, shares at Jun. 30, 2012	69,317,657	69,317,657
Issuance of common stock upon exercise of stock options and purchase rights at an average price, shares		898,729
Issuance of common stock upon exercise of stock options and purchase rights at an average price	5,429		5,429
Share-based compensation expense	7,436		7,436
Change in unrealized gain (loss) on marketable securities	5			5
Net loss	117,533
Ending balance at Dec. 31, 2012	$ 262,526	$ 7	$ 546,129	$ (4)	$ (283,606)
Ending balance, shares at Dec. 31, 2012	70,216,386	70,216,386

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Issuance of common stock in a registered direct offering, price per share			$ 8.85	$ 6.51
Issuance of common stock in a rights offering, price per share				$ 1.28
Issuance of common stock upon exercise of stock options and purchase rights at an average price, price per share	$ 6.04	$ 6.12	$ 2.77	$ 1.58
Settlement of Related Party Note				$ 6,100

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 117,533	$ 11,986	$ (35,203)	$ (15,024)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	595	563	292	235
Amortization of premium on marketable securities, net	0	89	874	421
Amortization of debt discount	0	0	0	21
Gain on sale of marketable securities	0	0	(7)	0
Share-based compensation expense	7,436	9,873	7,818	3,190
Loss on property and equipment	9	25	5	0
Changes in assets and liabilities:
Accounts receivable	(20,773)	(5,877)	147	434
Prepaid expenses and other assets	1,033	(3,307)	(257)	(1,141)
Accounts payable	1,557	2,206	(97)	291
Accrued liabilities	6,495	1,874	2,896	1,651
Income taxes payable	1,389	0	0	0
Deferred revenue	(4,677)	68,378	901	(5,529)
Deferred rent	97	277	360	(17)
Net cash provided by (used in) operating activities	110,694	86,087	(22,271)	(15,468)
Cash flows from investing activities:
Purchase of property and equipment	(2,421)	(2,975)	(1,150)	(224)
Purchase of marketable securities	(5,645)	(5,720)	(77,962)	(36,595)
Proceeds from sales of marketable securities	0	0	28,905	0
Proceeds from maturities of marketable securities	1,680	24,504	46,553	15,009
Net cash (used in) provided by investing activities	(6,386)	15,809	(3,654)	(21,810)
Cash flows from financing activities:
Issuance of common stock, net of issuance costs	0	(559)	56,599	72,513
Proceeds from exercise of stock options and stock purchase rights	5,229	8,802	5,884	1,744
Repayment of notes payable	0	0	0	(314)
Net cash provided by financing activities	5,229	8,243	62,483	73,943
Increase in cash and cash equivalents	109,537	110,139	36,558	36,665
Cash and cash equivalents at beginning of period	197,896	87,757	51,199	14,534
Cash and cash equivalents at end of period	307,433	197,896	87,757	51,199
Supplemental disclosure of cash flow information:
Interest paid	0	0	0	91
Cash paid for income taxes	980	310	0	0
Supplemental disclosure of non-cash investing and financing activities:
Accrued stock issuance costs	0	0	559	0
Receivable for stock option exercises	368	167	389	0
Settlement of related party notes payable by issuance of common stock	0	0	0	6,086
Property and equipment purchases included in accounts payable and accrued liabilities	$ 883	$ 143	$ 0	$ 0

Description of the Company and Basis of Presentation	6 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Description of the Company and Basis of Presentation
Description of the Company and Basis of Presentation
Change in Fiscal Year End
On November 14, 2012, the Board of Directors approved a change in the fiscal year end from June 30 to December 31, effective December 31, 2012. All references to "fiscal years", unless otherwise noted, refer to the twelve-month fiscal year, which prior to July 1, 2012, ended on June 30, and beginning on December 31, 2012, ends on December 31, of each year.
Description of the Company
Pharmacyclics, Inc. ("the Company" or "Pharmacyclics") is a clinical-stage biopharmaceutical company focused on developing and commercializing innovative small-molecule drugs for the treatment of cancer and immune mediated diseases. The Company's corporate mission statement reads as follows: To build a viable biopharmaceutical company that designs, develops and commercializes novel therapies intended to improve quality of life, increase duration of life and resolve serious medical healthcare needs; to identify promising product candidates based on exceptional scientific, development, and administrative expertise, develop products in a rapid, cost-efficient manner and to pursue commercialization and/or development partners when and where appropriate. The Company exists to make a difference for the better and these are important times to do that.
Presently, the Company has three product candidates in clinical development and several molecules in preclinical lead optimization. To date, nearly all of the Company's resources have been dedicated to the research and development of its products, and the Company has not generated any commercial revenue from the sale of its products. The Company does not anticipate the generation of any product commercial revenue until it receives the necessary regulatory and marketing approvals to launch one of its products.
The Company was in the development stage at June 30, 2011, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915, “Development Stage Entities.” During the year ended June 30, 2012, the Company exited the development stage with the signing of the first significant collaboration with Janssen Biotech, Inc and its affiliates (“Janssen”) (See Note 4), from which the Company received its first significant revenue from principal operations, reflective that the Company is no longer in the development stage.
Based upon the current status of its product development and plans, the Company believes that the existing cash, cash equivalents and marketable securities will be adequate to satisfy the Company's capital needs through at least the next twelve months. However, the process of developing and commercializing products requires significant research and development, preclinical testing and clinical trials, manufacturing arrangements as well as regulatory and marketing approvals. These activities, together with the Company's General and administrative expenses, are expected to result in significant operating expenditures until the commercialization of the Company's products, or partner collaborations, generate sufficient revenue to cover expenses. The Company expects that losses will fluctuate from quarter to quarter and that such fluctuations may be substantial. While during the six months ended December 31, 2012, the Company had net income of $117,533,000, the Company has not generated any commercial revenue from sales of its products. The Company's sustaining profitability depends upon its ability, alone or with others, to successfully complete the development of its product candidates, and to obtain required regulatory approvals and to successfully manufacture and market its products.
Basis of presentation
The accompanying consolidated financial statements include the accounts of Pharmacyclics, Inc. and its wholly-owned subsidiaries, Pharmacyclics (Europe) Limited, Pharmacyclics Switzerland GmbH and Pharmacyclics Cayman Ltd. All intercompany accounts and transactions have been eliminated. The U.S. dollar is the functional currency for all of the Company's consolidated operations.
Segment reporting
The Company operates in one segment, focused on the discovery and development of innovative small-molecule drugs for the treatment of cancer and immune-mediated diseases.
Reclassification
Certain amounts within the consolidated balance sheets for the prior periods have been reclassified to conform with the current period presentation. These reclassifications had no impact on the Company's previously reported financial position.

Significant Accounting Policies	6 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Significant Accounting Policies
Management's use of estimates and assumptions
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.
Basic and diluted net income (loss) per share
Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include outstanding stock options and shares to be purchased under the employee stock purchase plan. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per common share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of our common stock can result in a greater dilutive effect from potentially dilutive securities.
Cash and cash equivalents
All highly liquid investments purchased with an original maturity date of three months or less that are readily convertible into cash and have an insignificant interest rate risk are considered to be cash equivalents.
Marketable securities
The Company's marketable securities are classified as “available-for-sale”. The Company includes these investments in current assets and carry them at fair value.  Unrealized gains and losses on available-for-sale securities are included in accumulated other comprehensive loss.  The amortized cost of debt securities is adjusted for the amortization of premiums and accretion of discounts to maturity.  Such amortization is included in interest income.  Gains and losses on securities sold are recorded based on the specific identification method and are included in interest expense and other income (expense), net in the statement of operations.
Management assesses whether declines in the fair value of marketable securities are other than temporary.  If the decline is judged to be other than temporary, the cost basis of the individual security is written down to fair value and the amount of the write down is included in the statement of operations within other income (expense), net. In determining whether a decline is other than temporary, management considers various factors including the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and our intent and ability to retain our investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. To date, the Company has not recorded any impairment charges on marketable securities related to other-than-temporary declines in market value.
Fair value measurements
The fair value of the Company's financial assets is determined by using three levels of input which are defined as follows:
Level 1 - Quoted prices in active markets for identical assets. At December 31, 2012, June 30, 2012 and June 30, 2011, the Company's Level 1 assets were comprised of money market funds.
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets. The Company's short-term investments primarily utilize broker quotes in markets with infrequent transactions for valuation of these securities. At December 31, 2012 and June 30, 2012 , the Company's Level 2 assets were comprised of U.S. agency securities. At June 30, 2011, the Company's level 2 assets were comprised of U.S. agency securities and government agency securities.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets. At December 31, 2012, the Company did not hold any Level 3 assets.
The Company utilizes the market approach to measure fair value for its financial assets. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets.
Fair value of financial instruments
Cash and cash equivalents and marketable securities are carried at fair value. Accounts receivable, accounts payable and accrued liabilities are valued at their carrying amounts, which approximate fair value due to their short-term nature.
Restricted investments
Under the Company's facilities lease agreement (see Note 10), the Company is required to maintain a $290,000 letter of credit as security for performance under the lease. The letter of credit is secured by a $290,000 certificate of deposit which is included in other assets at December 31, 2012, June 30, 2012 and June 30, 2011.
Concentration of credit risk and other risks and uncertainties
Financial instruments that potentially subject us to credit risk consist principally of cash, cash equivalents, marketable securities and accounts receivable. The Company places its cash and cash equivalents with high-credit quality financial institutions and invest in debt instruments of financial institutions, corporations and government entities with strong credit ratings. The Company's management believes it has established guidelines relative to credit quality, diversification and maturities that maintain safety and liquidity. As of December 31, 2012, the Company's accounts receivable balance of $26,697,000 was comprised primarily of $26,617,000 due from Janssen under the collaboration agreement (see Note 4). As of June 30, 2012, the Company's accounts receivable balance of $5,924,000 was comprised primarily of $5,799,000 due from Janssen under the collaboration agreement.
The Company's products require approvals from the United States Food and Drug Administration (the “FDA”) and international regulatory agencies prior to commercial sales. There can be no assurance that the Company's future products will receive required approvals. If the Company was denied such approvals or such approvals were delayed, it could have a materially adverse impact on the Company and the execution of its business strategy.
The Company has expended and will continue to expend substantial funds to complete the research, development and clinical testing of our products. The Company also will be required to expend additional funds to establish commercial-scale manufacturing arrangements and to provide for the marketing and distribution of our products. Specifically, the Company will require additional funds to commercialize its products. The Company is unable to entirely fund these efforts with its current financial resources.
Additional funds may not be available on acceptable terms, if at all. If adequate funds are unavailable on a timely basis from operations or additional sources of financing, the Company may have to delay, reduce the scope of or eliminate one or more of its research or development programs which would materially and adversely affect its business, financial condition and operations.
Property and equipment
Property and equipment are stated at cost. Equipment is depreciated by the straight-line method over the estimated useful lives of the assets, generally 3 to 5 years. Furniture and fixtures are depreciated by the straight-line method over the estimated useful lives of the assets, generally 5 years. Leasehold improvements are generally amortized by the straight-line method over the shorter of the life of the related asset or the term of the underlying lease. Assets not yet placed in use are not depreciated.
Long-lived assets
Management reviews the carrying values of its long-lived assets for possible impairment whenever events or changes in business conditions indicate that the carrying amount of the assets may not be recoverable. Management evaluates impairment on the basis of undiscounted future cash flows from operations before interest relating to such assets for the remaining useful life of the assets. If present, impairment is measured based on the difference between fair value and the net book value of the related assets.  No significant impairment losses have been recorded to date with respect to our long-lived assets, which consist primarily of property and equipment and leasehold improvements.
Revenue recognition
The Company recognizes revenue when all four criteria have been met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Revenue under our license and collaboration arrangements is recognized based on the performance requirements of the contract. Determinations of whether persuasive evidence of an arrangement exists and whether delivery has occurred or services have been rendered are based on management’s judgments regarding the fixed nature of the fees charged for deliverables and the collectability of those fees. Should changes in conditions cause management to determine that these criteria are not met for any new or modified transactions, revenue recognized could be adversely affected.
The Company's collaborations with multiple elements prior to July 1, 2010 were evaluated and divided into separate units of accounting if certain criteria were met, including whether the delivered element had stand-alone value and whether there was verifiable objective and reliable evidence (“VSOE”) of the fair value of the undelivered items. The consideration we received was combined and recognized as a single unit of accounting when criteria for separation were not met. Amounts received under such arrangements consisted of up-front collaboration payments, periodic milestone payments and payments for research activities. Up-front payments under agreements that included future performance requirements were recorded as deferred revenue and were recognized over the performance period. The performance period was estimated at the inception of the arrangement and is reevaluated at each reporting period. The reevaluation of the performance period may shorten or lengthen the period during which the deferred revenue is recognized. Revenues related to substantive, at-risk collaboration milestones are recognized upon achievement of the event specified in the underlying agreement. Revenues for research activities are recognized as the related research efforts are performed.
The Company recognizes revenue related to collaboration and license arrangements in accordance with the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 605-25, “Revenue Recognition – Multiple-Element Arrangements,” or ASC Topic 605-25. Additionally, we adopted, effective July 1, 2010, Accounting Standards Update, or ASU, No. 2009-13, “Multiple Deliverable Revenue Arrangements,” or ASU 2009-13, which amended ASC Topic 605-25 and:
•  provided guidance on how deliverables in an arrangement should be separated and how the arrangement consideration should be allocated to the separate units of accounting;
•  required an entity to determine the selling price of a separate deliverable using a hierarchy of (i) vendor-specific objective evidence, or VSOE, (ii) third-party evidence, or TPE, or (iii) best estimate of selling price, or BESP; and
• required the allocation of the arrangement consideration, at the inception of the arrangement, to the separate units of accounting based on relative fair value.
The Company evaluates all deliverables within an arrangement to determine whether or not they provide value on a stand-alone basis. Based on this evaluation, the deliverables are separated into units of accounting. The arrangement consideration that is fixed or determinable at the inception of the arrangement is allocated to the separate units of accounting based on their relative selling prices. The Company may exercise significant judgment in determining whether a deliverable is a separate unit of accounting, as well as in estimating the selling prices of such unit of accounting.
To determine the selling price of a separate deliverable, the Company uses the hierarchy as prescribed in ASC Topic 605-25 based on VSOE, TPE or BESP. VSOE is based on the price charged when the element is sold separately and is the price actually charged for that deliverable. TPE is determined based on third party evidence for a similar deliverable when sold separately and BESP is the price at which the Company would transact a sale if the elements of collaboration and license arrangements were sold on a stand-alone basis. The Company may not be able to establish VSOE or TPE for the deliverables within collaboration and license arrangements, as the Company does not have a history of entering into such arrangements or selling the individual deliverables within such arrangements separately. In addition, there may be significant differentiation in these arrangements, which indicates that comparable third party pricing may not be available. The Company may determine that the selling price for the deliverables within collaboration and license arrangements should be determined using BESP. The process for determining BESP involves significant judgment on the Company's part and includes consideration of multiple factors such as estimated direct expenses and other costs, and available data.
For collaborations entered into after July 1, 2010, the Company has determined BESP for license units of accounting based on market conditions, similar arrangements entered into by third parties and entity-specific factors such as the terms of previous collaborative agreements, our pricing practices and pricing objectives, the likelihood that clinical trials will be successful, the likelihood that regulatory approval will be received and that the products will become commercialized. The Company has also determined BESP for services-related deliverables based on the nature of the services to be performed and estimates of the associated effort as well as estimated market rates for similar services.
For each unit of accounting identified within an arrangement, the Company determines the period over which the performance obligation occurs. Revenue is then recognized using either a proportional performance or straight-line method. The Company recognizes revenue using the proportional performance method when the level of effort to complete our performance obligations under an arrangement can be reasonably estimated. Direct labor hours or full time equivalents are typically used as the measurement of performance.
Effective July 1, 2010, the Company adopted ASU No. 2010-17, “Milestone Method of Revenue Recognition,” or ASU 2010-17, which provides guidance on revenue recognition using the milestone method. Under the milestone method, a payment that is contingent upon the achievement of a substantive milestone is recognized in the period in which the milestone is achieved. The determination that a milestone is substantive is subject to considerable judgment.
Research and development
Research and development expenses include personnel and facility-related expenses, outside contracted services including clinical trial costs, manufacturing and process development costs, research costs and other consulting services. Research and development costs are expensed as incurred. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.
Clinical development costs are a significant component of research and development expenses. The Company has a history of contracting with third parties that perform various clinical trial activities on its behalf in the ongoing development of its product candidates. The financial terms of these contracts are subject to negotiations and may vary from contract to contract and may result in uneven payment flow. The Company accrues and expenses costs for clinical trial activities performed by third parties based upon estimates of the percentage of work completed over the life of the individual study in accordance with agreements established with contract research organizations and clinical trial sites. The Company determines its estimates through discussions with internal clinical personnel and outside service providers as to the progress or stage of completion of trials or services and the agreed upon fee to be paid for such services.
The Company's worldwide collaboration and license agreement with Janssen (the "Agreement") includes a cost sharing arrangement for certain collaboration activities. Except in certain cases, in general Janssen is responsible for approximately 60% of collaboration costs and the Company is responsible for the remaining 40% of collaboration costs. Further, the Agreement provides us with a $50,000,000 annual cap of our share of collaboration costs and pre-tax commercialization profits/losses for each calendar year until after the third profitable calendar quarter for the product and any amounts in excess of the annual cap ("Excess Amounts") are funded by Janssen. Under the Agreement, total Excess Amounts plus interest may not exceed $225,000,000.
The Company's policy is to account for cost-sharing payments to Janssen related to development services as a component of research and development expense and reimbursements for development services under the cost-sharing arrangement as an offset to research and development expense, upon delivery of the related services when expenses have been incurred and reimbursements have been earned. During the six months ended December 31, 2012, the Company recognized Excess Amounts related to development services as a reduction to research and development expenses. The Company has recognized the Excess Amounts as a reduction to operating expenses in the current year as the Company's repayment of Excess Amounts to Janssen is contingent and would become payable only after the third profitable calendar quarter for the product. Further, Excess Amounts shall be reimbursable only from the Company's share of pre-tax profits (if any) after the third profitable calendar quarter for the product (see Note 4).
The Company has purchased quantities of drug substances that are expected to be used in the future to support its clinical development. Until the commercial viability of such products has been demonstrated and the necessary regulatory approvals received, the Company will continue to charge all such amounts to research and development expense.
General and administrative
The Company expenses the cost of general and administrative activities as incurred. General and administrative expenses consist primarily of personnel and facility-related expenses, outside contracted services and other costs not associated with the research and development activities of the Company. In connection with the Agreement, certain collaboration costs are classified within General and administrative expenses on the consolidated statement of operations. These costs are generally split 50/50 with Janssen. Further, the portion of Excess Amounts related to certain collaboration costs is recorded as a reduction to general and administrative expenses (see Note 4).
Income taxes
The Company provides for income taxes using the asset and liability method. This method requires that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax bases of assets and liabilities and their financial statement reported amounts. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
Share-based compensation
Share-based compensation cost for employee stock options is measured at the grant date based on the fair value of the award.  The accounting grant date for employee stock options with performance obligations is the date on which the performance goals have been defined and a mutual understanding of the terms has been reached.  Generally options with performance obligations vest over a four year period, with the goals set and agreed upon annually. Share-based compensation for non-employee stock options is re-estimated at each period-end through the vesting date.
The fair value of each stock option is estimated using the Black Scholes option-pricing model. Expected volatility is based on historical volatility data of the Company's stock. The expected term of stock options granted represents the period of time that stock options are expected to be outstanding.  The Company generally does not expect substantially different exercise or post-vesting termination behavior among its employee or non-employee population. As such, for the majority of stock options granted and the Company's Employee Stock Purchase Plan, the Company generally calculates and applies an overall expected term assumption based on historical data. In certain cases, the Company uses a shorter expected term for performance-based stock options based on a combination of historical data and management's estimates of the period of time that options will be outstanding. The risk-free interest rate is based on a zero-coupon United States Treasury bond whose maturity period equals the expected term of the the Company's options.
Options vest upon the passage of time or a combination of time and the achievement of certain performance obligations.  The Compensation Committee of the Board of Directors will determine if the performance conditions have been met.  Share-based compensation expense for the options with performance obligations is recorded when the Company believes that the vesting of these options is probable.
Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board ("FASB") issued new accounting guidance in connection with disclosures about offsetting assets and liabilities. The update requires new disclosures about balance sheet offsetting and related arrangements. For derivatives and financial assets and liabilities, the amendments require disclosure of gross asset and liability amounts, amounts offset on the balance sheet, and amounts subject to the offsetting requirements but not offset on the balance sheet. On January 31, 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of the disclosures is limited to include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Disclosures required by the amendments should be provided retrospectively for all comparative periods presented. The Company does not expect this guidance to have a material effect on its consolidated financial statements.
In January 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income (e.g., net periodic pension benefit cost), an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company will adopt ASU 2013-02 for the quarter ending March 31, 2013. ASU 2013-02 affects financial statement disclosure only and will not affect the Company's results of operations or financial position.

Basic and Diluted Net Income (Loss) Per Share	6 Months Ended
Dec. 31, 2012
Earnings Per Share, Basic and Diluted [Abstract]
Basic and Diluted Net Income (Loss) Per Share
Basic and Diluted Net Income (Loss) Per Share
The computations of basic and diluted net income (loss) per share are as follows (in thousands, except per share amounts):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Numerator:
Net income (loss)	$117,533	$11,986	$(35,203)	$(15,024)
Denominator:
Weighted average common shares-basic	69,676	68,728	59,973	48,344
Effect of dilutive securities:
Employee stock options	4,607	3,781	—	—
Employee stock purchase plan	125	108	—	—
Weighted average common shares - diluted	74,408	72,617	59,973	48,344
Net income (loss) per share:
Basic	$1.69	$0.17	$(0.59)	$(0.31)
Diluted	$1.58	$0.17	$(0.59)	$(0.31)
Potentially dilutive securities excluded from net income (loss) per share - diluted because their effect is anti-dilutive	445	441	6,858	8,395

Collaboration and Other Agreements	6 Months Ended
Dec. 31, 2012
Collaboration and other agreements abstract [Abstract]
Collaboration and Other Agreements
Collaboration and Other Agreements
For the six months ended December 31, 2012 and the fiscal years ended June 30, 2012, 2011, and 2010, the Company recognized revenue related to its collaboration and license arrangements as follows (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Janssen	$154,878	$74,622	$—	$—
Les Laboratoires Servier (“Servier”)	93	7,157	8,228	9,307
Novo Nordisk A/S	5,631	—	—	—
Other	56	211	5	—
Total	$160,658	$81,990	$8,233	$9,307

Collaboration and License Agreement with Janssen Biotech, Inc.
In December 2011, the Company entered into a worldwide collaboration and license agreement with Janssen Biotech Inc. and its affiliates ("Janssen"), one of the Janssen Pharmaceutical Companies of Johnson & Johnson for the development and commercialization of ibrutinib (formerly known as PCI-32765), a novel, orally active, Bruton’s Tyrosine Kinase (“BTK”) inhibitor, and certain compounds structurally related to ibrutinib, for oncology and other indications, excluding all immune mediated diseases and inflammatory or conditions and all psychiatric or psychological diseases or conditions, in the U.S. and outside the U.S.
The collaboration provides Janssen with an exclusive license to exploit the underlying technology outside of the U.S. (the “License Territory”) and co-exclusively with Pharmacyclics in the U.S.
The collaboration has no fixed duration or expiration date and provided for payments by Janssen to the Company of a $150,000,000 non-refundable upfront payment upon execution, as well as potential future milestone payments of up to $825,000,000, based upon continued development progress ($250,000,000), regulatory progress ($225,000,000) and approval of the product in both the U.S. and the License Territory ($350,000,000). The Company earned $150,000,000 related to development milestones during the six months ended December 31, 2012, compared to $0 for the years ended June 30, 2012, 2011 and 2010, due to its achievement of three development milestones during the six months ended December 31, 2012.
The development, regulatory and approval milestones represents non-refundable amounts that would be paid by Janssen to the Company if certain milestones are achieved in the future. The Company has elected to apply the guidance in ASC 605-28 to the milestones. These milestones, if achieved, are substantive as they relate solely to past performance, are commensurate with estimated enhancement of value associated with the achievement of each milestone as a result of the Company's performance, which are reasonable relative to the other deliverables and terms of the arrangement, and are unrelated to the delivery of any further elements under the arrangement.
The agreement includes a cost sharing arrangement for associated collaboration activities. Except in certain cases, in general Janssen is responsible for approximately 60% of collaboration costs and the Company is responsible for the remaining 40% of collaboration costs. In general, costs associated with commercialization will be included in determining pre-tax profit or pre-tax loss, which are to be shared by the parties 50/50.
The collaboration with Janssen provides the Company with an annual cap of its share of collaboration costs and pre-tax commercialization profits/losses for each calendar year until the third profitable calendar quarter for the product, as determined in the agreement. In the event that the Company's share of aggregate development costs in any given calendar year, together with any other amounts that become due from the Company, plus the Company's share of pre-tax loss (if any) for any calendar quarter in such calendar year, less the Company's share of pre-tax profit (if any) for any calendar quarter in such calendar year, exceeds $50,000,000, then amounts that are in excess of $50,000,000 (the “Excess Amounts”) are funded by Janssen. Under the Agreement, total Excess Amounts plus interest may not exceed $225,000,000.
The Company's share of costs incurred under the collaboration with Janssen for the calendar year ended December 31, 2012 was $68,125,000. For the six months ended December 31, 2012, total amount associated with the Excess Amounts portion of the agreement was $18,125,000. The Company has recognized the Excess Amounts as a reduction to operating expenses in the current year as the Company's repayment of Excess Amounts to Janssen is contingent and would become payable only after the third profitable calendar quarter for the product. Further, Excess Amounts shall be reimbursable only from the Company's share of pre-tax profits (if any) after the third profitable calendar quarter for the product. For the six months ended December 31, 2012, Excess Amounts were accounted for as a reduction to operating expense as follows (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Research and development	$17,306	$—	$—	$—
General and administrative	819	—	—	—
Total Excess Amounts	$18,125	$—	$—	$—

The total Excess Amounts plus interest may not exceed $225,000,000 at any given time.  Interest shall be accrued on the outstanding balance with interest calculated at the average annual European Interbank Offered Rate (“EURIBOR”) for the EURO or average annual London Interbank Offered Rate (“LIBOR”) for U.S. Dollars as reported in the Wall Street Journal, plus 2%, calculated on the number of days from the date on which the Company's payment would be due to Janssen. The interest rate on outstanding Excess Amounts shall not exceed 5% per annum, and shall not in the aggregate exceed an outstanding balance of $25,000,000.
In the event the Excess Amounts plus interest reaches a maximum of $225,000,000, the Company shall be responsible for its share of development costs, together with any other amounts that become due from the Company, plus its share of any pre-tax loss beyond such maximum. For all calendar quarters following the Company's third profitable calendar quarter, as determined in the agreement, the Company can no longer add to Excess Amounts and shall be responsible for its own share of development costs along with its share of pre-tax losses incurred in such quarters. Janssen may recoup the Excess Amounts, together with interest from the Company's share of pre-tax profits (if any) in calendar quarters subsequent to its third profitable calendar quarter until the Excess Amounts and applicable interest has been fully repaid. As of December 31, 2012, the cumulative balance of Excess Amounts for all periods was $18,125,000.
The agreement also includes a 50/50 net profit sharing arrangement for the commercialization of any products resulting from the collaboration. Both parties are responsible for the development, manufacturing and marketing of any products resulting from this agreement. Janssen has sole responsibility and exclusive rights to commercialize the products in the License Territory. The parties hold joint responsibility and co-exclusive rights to commercialize the products in the U.S., and Pharmacyclics will serve as the lead party in such effort. The Company continues to work with Janssen on protocols and the design, schedules and timing of trials.
In accordance with ASU No. 2009-13 (and as incorporated into ASC Topic 605-25), the Company identified all of the deliverables at the inception of the agreement. The significant deliverables were determined to be the license, committee services, development services and commercialization services. The commercialization services represent a contingent deliverable for which there is not a significant incremental discount.
The Company has determined that the license represents a separate unit of accounting as the license, which includes rights to the underlying technologies for ibrutinib, has standalone value apart from the committee and development services because the development, manufacturing and commercialization rights conveyed would permit JBI to perform all efforts necessary to bring the compound to commercialization and begin selling the drug upon regulatory approval. The Company has also determined that the committee and development services each represent individual units of accounting as they have standalone value from each other.  The Company has determined its best estimate of selling prices for the license unit of accounting based on the income approach as defined in ASC 820-10-35-32. This measurement is based on the value indicated by current estimates about those future amounts and reflects management determined estimates and assumptions. These estimates and assumptions include, but are not limited to, how a market participant would use the license, estimated market opportunity and expected market share and assumed royalty rates that would be paid for sales resulting from products developed using the license, similar arrangements entered into by third parties and entity-specific factors such as the terms of the Company's previous collaborative agreement, the Company's pricing practices and pricing objectives, the likelihood that clinical trials will be successful, the likelihood that regulatory approval will be received and that the products will become commercialized and the markets served. These estimates and assumptions led to an expected future cash flow which was discounted based on estimated weighted average cost of capital of 12% and royalty rates ranging from 30% to 40%. The Company has also determined its best estimate of selling prices for the committee and development services, based on the nature of the services to be performed and estimates of the associated effort as well as estimated market rates for similar services. The arrangement consideration of $150,000,000 was allocated to the units of accounting based on the relative selling price method.
Of the $150,000,000 upfront payment received, $70,605,000 was allocated to the licenses, $14,982,000 to the committee services and $64,413,000 to the development services. The Company has recognized license revenue upon execution of the arrangement as the associated unit of accounting had been delivered pursuant to the terms of the agreement. At inception, the $14,982,000 and $64,413,000 allocated to committee and development services, respectively, is being recognized as revenue as the related services are provided over the estimated service periods of 17 years and 9 years, which are equivalent to the estimated remaining life of the underlying technology and the estimated remaining development period, respectively.
The Company has recognized development costs under the collaboration as a component of research and development expense of $57,690,000 for the six months ended December 31, 2012, partially offset by a $17,339,000 reduction for Janssen's share of expenses incurred during the period under the cost sharing arrangement and a $17,306,000 reduction for Excess Amounts related to development services. The Company also recognized certain general and administrative expenses, including marketing and patent costs, under the collaboration agreement as a component of general and administrative expense of $2,426,000 for the six months ended December 31, 2012, increased by $247,000 due from the Company to Janssen under the cost sharing arrangement and partially offset by a $819,000 reduction to expense for Excess Amounts. As of December 31, 2012, the Company had $26,617,000 receivable from Janssen, of which $8,492,000 was related to cost sharing and $18,125,000 was related to Excess Amounts. As of June 30, 2012, the Company had $5,799,000 receivable from Janssen related to cost sharing.
Total revenue recognized with respect to the Company's worldwide collaboration and license agreement with Janssen consisted of the following (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
License and milestone revenue	$150,000	$70,605	$—	$—
Collaboration services revenue	4,878	4,017	—	—
Total	$154,878	$74,622	$—	—

As of December 31, 2012, total deferred revenue related to committee and development services under the collaboration agreement with Janssen was $70,500,000, of which $62,562,000 was included in deferred revenue non-current portion.
Collaboration and License Agreement with Servier
In April 2009, the Company entered into a collaboration and license agreement with Servier to research, develop and commercialize abexinostat (PCI-24781), an orally active, novel, small molecule inhibitor of pan-HDAC enzymes. Under the terms of the agreement, Servier acquired the exclusive right to develop and commercialize the pan-HDAC inhibitor product worldwide except for the United States and will pay development and regulatory milestones and a royalty to the Company on sales outside of the United States. Servier is solely responsible for conducting and paying for all development activities outside the United States. The Company continues to own all rights within the United States.
In May 2009, the Company received an upfront payment from Servier of $11,000,000 ($10,450,000 net of withholding taxes) and the Company received an additional $4,000,000 for research collaboration paid over a twenty-four months period through April 2011. The revenue related to these payments was recognized over the two-years period, which ended in April 2011.
Under this agreement with Servier, the Company is also eligible to receive up to $24,500,000 in milestone payments upon achievement of pre-specified events; including up to $10,500,000 million for the achievement of clinical development milestones ($7,000,000 of which was paid to the Company, in advance, during April 2011), up to April 2011 for the achievement of regulatory progress and up to $9,000,000 for regulatory approval of the pan HDAC product in major jurisdictions. In addition, Servier agreed to make royalty payments on net sales of the licensed product as defined in the agreement. In October 2011, the milestone related to the $7,000,000 advance payment was achieved and the Company recognized the amount as revenue.
Total revenue recognized with respect to the Company's collaboration and license agreement with Servier consisted of the following (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
License and milestone revenue	$—	$7,000	$4,355	$6,645
Collaboration services revenue	93	157	3,873	2,662
Total	$93	$7,157	$8,228	9,307
License agreement with Novo Nordisk A/S
In October 2012, the Company entered into a license agreement with Novo Nordisk A/S ("Novo Nordisk"). Under the terms of the agreement, Novo Nordisk acquired the exclusive worldwide rights for the Company's small molecule Factor VIIa inhibitor, PCI-27483, in a restricted disease indication outside of oncology. Novo Nordisk will utilize PCI-27483 as an excipient in a product within Novo Nordisk's biopharmaceutical unit. Novo Nordisk is solely responsible for all further research and development activities within the restricted disease indication outside of oncology.
In connection with entering into the license agreement with Novo Nordisk, the Company received an upfront payment of $5,000,000 in October 2012. In addition, the Company may receive up to $55,000,000 based on the achievement of certain development, regulatory and sales milestones. Upon commercialization, the Company will also receive low single digit tiered royalties on Novo Nordisk's net sales of biopharmaceutical formulations utilizing the addition of PCI-27483. In connection with the agreement, during the six months ended December 31, 2012, Novo Nordisk purchased a preclinical supply of PCI-27483 in the amount of $803,000, of which $602,000 was recognized as revenue during the period for supply delivered, where the right of return had elapsed and all four revenue criteria had been met. As of December 31, 2012, $201,000 of revenue was deferred related to the Company's sale of PCI-27483 to Novo Nordisk.
Total revenue recognized with respect to the Company's license agreement with Novo Nordisk consisted of the following (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
License and milestone revenue	$5,000	$—	$—	$—
Collaboration services revenue	631	—	—	—
Total	$5,631	$—	$—	—

Celera Corporation
In April 2006, the Company acquired multiple small molecule drug candidates for the treatment of cancer and other diseases from Celera Genomics, an Applera Corporation business  (now Celera Corporation - a subsidiary of Quest Diagnostics Incorporated). Future milestone payments under the agreement, as amended, could total as much as approximately $97,000,000, although the Company currently cannot predict if or when any of the milestones will be achieved. Approximately two-thirds of the milestone payments relate to the Company's HDAC inhibitor program and approximately one-third relates to the Company's Factor VIIa inhibitor program. Approximately 90% of the potential future milestone payments would be paid to Celera after obtaining regulatory approval in various countries. There were no milestone payments triggered either during the six months ended December 31, 2012 or for the years ended June 30, 2012, 2011 and 2010 related to the Company's HDAC inhibitor or Factor VIIa inhibitor programs. In addition to the milestone payments, Celera will be entitled to single-digit royalty payments based on annual sales of drugs commercialized from the Company's HDAC inhibitor, Factor VIIa inhibitor and certain BTK inhibitor programs including ibrutinib.
For any BTK inhibitor product or Factor VIIa inhibitor product obtained from Celera, the agreement with Celera expires on a product-by-product and country-by-country basis. The term of the agreement for a given BTK inhibitor product shall expire in a given country upon the expiration of the last-to-expire Celera patent assigned to the Company that covers the manufacture, use, sale, offer for sale, or importation of such product in such country. For any HDAC inhibitor product obtained from Celera, the agreement with Celera expires on a product-by-product and country-by-country basis. The term of the agreement for a given HDAC inhibitor product shall expire in a given country upon the expiration of the last-to-expire Celera patent assigned to the Company that covers the sale of such product in such country.
The Company may terminate the agreement with Celera in its entirety, or with respect to one or more of the three classes of products (BTK inhibitor products, HDAC inhibitor products and Factor VIIa inhibitor products) obtained from Celera, at any time by giving Celera at least 60 days' prior written notice. If the Company terminates the agreement with respect to a particular class of products, ownership of the Celera intellectual property assigned to the Company relating to the products in the terminated product class will revert to Celera. If the Company terminates the agreement in its entirety, ownership of all of the Celera intellectual property assigned to the Company will revert to Celera.
The agreement with Celera may be terminated effective immediately upon a party's written notice to the other party for a breach by the other party that remains uncured for 90 days after notice of the breach is given to the breaching party. If the Company breaches the agreement only with respect to one or two of the three classes of products obtained from Celera, but not with respect to all three classes of products, and if the Company's breach remains uncured for 90 days after the Company has received notice of breach from Celera, Celera may terminate the agreement solely with respect to the class or classes of products affected by the Company's breach, but may not terminate the agreement with respect to the class or classes of products unaffected by the Company's breach.
University of Texas License
The Company has entered into a license agreement with the University of Texas in 1991 under which the Company received the exclusive worldwide rights to develop and commercialize porphyrins, expanded porphyrins (e.g. Motexafin Gadolinium) and other porphyrin-like substances covered by their patents. In consideration for the license, the Company paid a total of $300,000 and is obligated to pay royalties based on net sales of products that utilize the licensed technology.

Cash, Cash Equivalents and Marketable Securities	6 Months Ended
Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Cash, Cash Equivalents and Marketable Securities
Cash, Cash Equivalents and Marketable Securities
The following table sets forth the Company's cash and cash equivalents at December 31, 2012, June 30, 2012 and 2011 (in thousands):

	December 31, 2012	June 30, 2012	June 30, 2011
Cash - demand deposits	$169,337	$93,916	$60,778
Cash equivalents - money market funds	137,856	103,980	26,979
Cash equivalents - U.S. agency securities - FDIC insured	240	—	—
Total cash and cash equivalents	$307,433	$197,896	$87,757

For the six months ended December 31, 2012 and years ended June 30, 2012 and 2011, no impairment charges on marketable securities related to other-than-temporary declines in market value were recorded.  In determining whether a decline is other than temporary, the Company considers various factors including the length of time and extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and our intent and ability to retain our investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value.
Gross realized losses and gains on the sale of available-for-sale securities during six months ended December 31, 2012 and years ended June 30, 2012 and 2011, were not material.
The following is a summary of the Company's available-for-sale securities at December 31, 2012, June 30, 2012 and 2011 respectively (in thousands):

As of December 31, 2012	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
U.S. agency securities – FDIC insured	$9,685	$—	$(4)	$9,681
Total marketable securities	$9,685	$—	$(4)	$9,681

As of June 30, 2012	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
U.S. agency securities – FDIC insured	$5,720	$—	$(9)	$5,711
Total marketable securities	$5,720	$—	$(9)	$5,711

As of June 30, 2011	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Government agency securities	$16,014	$11	$—	$16,025
U.S. agency securities – FDIC insured	8,579	—	(32)	8,547
Total marketable securities	$24,593	$11	$(32)	$24,572

The following table sets forth the basis of fair value measurements for the Company's cash equivalents and available-for-sale securities at December 31, 2012, June 30, 2012 and 2011 respectively (in thousands):

	December 31, 2012
	Level 1	Level 2	Level 3	Fair value
Cash equivalents:
Money market funds	$137,856	$—	$—	$137,856
U.S. agency securities - FDIC insured	—	240	—	240
Marketable securities:
U.S. agency securities - FDIC insured	—	9,681	—	9,681
	$137,856	$9,921	$—	$147,777

	June 30, 2012
	Level 1	Level 2	Level 3	Fair value
Cash equivalents:
Money market funds	$103,980	$—	$—	$103,980
Marketable securities:
U.S. agency securities - FDIC insured	—	5,711	—	5,711
	$103,980	$5,711	$—	$109,691

	June 30, 2011
	Level 1	Level 2	Level 3	Fair value
Cash equivalents:
Money market funds	$26,979	$—	$—	$26,979
Marketable securities:
Government agency securities	—	16,025	—	16,025
U.S. agency securities - FDIC insured	—	8,547	—	8,547
	$26,979	$24,572	$—	$51,551

The Company had no other assets or liabilities required to be measured and recorded at fair value at December 31, 2012, June 30, 2012 and 2011.  Additionally, there were no transfers between levels of the fair value hierarchy during the six months ended December 31, 2012 and years ended June 30, 2012 and 2011.

Balance Sheet Components	6 Months Ended
Dec. 31, 2012
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
Balance Sheet Components
Property and equipment, net consists of the following (in thousands):

	December 31,	June 30,
	2012	2012	2011
Equipment	$8,523	$8,017	$7,024
Leasehold improvements	5,708	3,670	2,862
Furniture and fixtures	739	631	317
	14,970	12,318	10,203
Less: Accumulated depreciation and amortization	(8,567)	(8,476)	(8,891)
	$6,403	$3,842	$1,312

Depreciation and amortization of property and equipment was $595,000 for the six months ended December 31, 2012 and $563,000, $292,000 and $235,000 for the fiscal years ended June 30, 2012, 2011 and 2010.
Accrued liabilities consist of the following (in thousands):

	December 31,	June 30,
	2012	2012	2011
Accrued clinical related	$6,415	$2,602	$2,072
Accrued payroll and employee related expenses	2,934	1,696	1,468
Accrued contract manufacturing	3,126	1,574	836
Accrued outside services	1,115	840	457
Accrued other	1,532	1,576	1,581
	$15,122	$8,288	$6,414

Deferred revenue consists of the following (in thousands):

Current portion:	December 31,	June 30,
	2012	2012	2011
Deferred revenue related to Janssen	$7,938	$8,054	$—
Deferred revenue related to Servier	—	—	7,000
Deferred revenue other	201	—	—
	$8,139	$8,054	$7,000

Non-current portion:	December 31,	June 30,
	2012	2012	2011
Deferred revenue from Janssen	$62,562	$67,324	$—

Stockholders' Equity (Deficit)	6 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity (Deficit)
Stockholders' Equity (Deficit)
Common stock
Registered Direct Offerings
In June 2011, the Company sold approximately 6,400,000 shares of the Company's common stock to a group of institutional investors in a registered direct offering at $8.85 per share for net proceeds of approximately $56,039,000.  In June 2010, the Company sold approximately 8,100,000 shares to a group of institutional investors in a registered direct offering at $6.51 per share for net proceeds of approximately $50,800,000.  The Company's Chairman and CEO, Robert W. Duggan, participated in the 2011 and 2010 offerings in the amounts of $6,000,000 and $7,000,000, respectively.
Rights Offering
On July 17, 2009, the Company commenced a rights offering pursuant to which holders of its common stock were entitled to purchase additional shares of the Company's common stock at a price of $1.28 per share (the “Rights Offering”).
In the Rights Offering, stockholders of record as of July 15, 2009, were issued, at no charge, one subscription right for each share of common stock then outstanding.  Each right entitled the holder to purchase 0.6808 share of our common stock for $1.28 per share.
Fractional shares were not issued in the Rights Offering. The subscription rights issued pursuant to the Rights Offering expired on July 31, 2009. Stockholders who exercised their rights in full were also permitted an oversubscription right to purchase additional shares of common stock that remained unsubscribed at the expiration of the Rights Offering, subject to the availability of shares and a pro rata allocation of shares among persons exercising the oversubscription right.
As of the close of the Rights Offering on July 31, 2009, the Rights Offering was oversubscribed.  The proration of available over-subscription shares was made in accordance with the Offering Prospectus.  Approximately 22,500,000 shares of the Company's common stock were purchased in the Rights Offering for net proceeds (after offering costs of approximately $1,000,000 and the partial settlement of loans from an affiliate of Robert W. Duggan, the Company's Chairman of the Board and Chief Executive Officer, of approximately $6,100,000) of approximately $21,700,000.  Mr. Duggan participated in the Rights Offering for a total of $6,100,000.
Preferred stock
As amended, the Company's Certificate of Incorporation authorizes 1,000,000 shares of preferred stock, par value $0.0001 per share. The Board of Directors is authorized to issue the preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any series or the designation of such series, without further vote or action by the stockholders.  No preferred stock was outstanding at December 31, 2012, June 30, 2012 or June 30, 2011, respectively.
The ability of the Company's Board of Directors to issue shares of preferred stock without stockholder approval may have certain anti-takeover effects. The Company is also subject to provisions of the Delaware General Corporation Law, which may make certain business combinations more difficult.
Stock plans
2004 Equity Incentive Award Plan. In December 2004, stockholders approved the 2004 Equity Incentive Award Plan (the “2004 Plan”) as a replacement for both the Company's 1995 Stock Option Plan (the “1995 Plan”) and the 1995 Non-Employee Directors Stock Option Plan.  At June 30, 2011, the Company had reserved 9,100,000 shares of its common stock for issuance under the plan.  In December 2011, the stockholders approved an increase of 2,000,000 shares available for issuance under the plan. The 2004 Plan provides for the issuance of various types of equity awards, such as incentive stock options, nonqualified stock options, restricted stock, stock appreciation rights and performance shares. The exercise price of all stock options granted under the 2004 Plan may not be less than the fair market value of the Company's common stock on the date of grant and no stock option will be exercisable more than ten years after the date it is granted. Stock options for employees and consultants typically vest over four years. Non-employee Directors receive annual, automatic, non-discretionary grants of nonqualified stock options. Each new non-employee Director receives an option to purchase 15,000 shares as of the date he or she first becomes a Director. This option grant vests in equal annual installments over five years. In addition, on the date of each annual meeting, each individual re-elected as a non-employee Director will receive an automatic option grant to purchase an additional 7,500 shares of common stock, provided such individual has served as a Director for at least 6 months prior to the date of grant. This option grant vests in equal monthly installments over twelve months following the date of grant.
1995 Stock Option Plan. The Company's 1995 Plan was adopted by the Board of Directors in August 1995. Options issued under the 1995 Plan were, at the discretion of the plan administrator, either incentive stock options or nonqualified stock options. In December 2003, the stockholders approved amendments to the 1995 Plan (i) such that the exercise price of all stock options were required to be at least equal to the fair value of the Company's common stock on the date of grant and (ii) increased the total number of authorized shares under the plan to 5,345,724 shares of common stock. Generally, shares subject to options under the 1995 Plan vest over a four or five year period and are exercisable for a period of ten years. In December 2004, the remaining shares available for future grant under the 1995 Plan were transferred to the 2004 Plan. Additionally, if options granted under the 1995 Plan expire or otherwise terminate without being exercised, the shares of common stock reserved for such options again become available for future grant under the 2004 Plan.
The following table summarizes the Company's stock option activity (in thousands, except per share amounts):

	Options Outstanding
	Number of Options	Weighted Average Exercise Price per Share
Balance at June 30, 2009	7,055	$5.75
Exercised	(1,044)	1.58
Granted	2,343	5.27
Forfeited or expired	(833)	15.98
Balance at June 30, 2010	7,521	5.05
Exercised	(1,987)	2.87
Granted	1,939	5.86
Forfeited or expired	(1,057)	12.27
Balance at June 30, 2011	6,416	4.78
Exercised	(1,217)	6.26
Granted	1,876	16.31
Forfeited or expired	(1,044)	8.77
Balance at June 30, 2012	6,031	7.37
Exercised	(839)	5.54
Granted	1,075	32.06
Forfeited or expired	(196)	18.41
Balance at December 31, 2012	6,071	11.64
Vested and expected to vest at December 31, 2012	5,825	$11.09

The above table excludes 1,222,103 options which comprise the portion of performance options granted during the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 for which the performance criteria had not been established as of December 31, 2012.
The components of share-based compensation recognized in the Company's consolidated statements of operations for the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 were as follows (in thousands):

	Six Months Ended December 31,	Year Ended June 30,
	2012	2012	2011	2010
Research and development	$5,357	$6,947	$5,307	$1,998
General and administrative	2,079	2,926	2,511	1,192
Total share-based compensation	$7,436	$9,873	$7,818	$3,190

There were no capitalized share-based compensation costs at December 31, 2012, June 30, 2012, 2011, or 2010.
The fair value of each stock option is estimated using the Black Scholes option-pricing model. The expected term of stock options granted represents the period of time that stock options are expected to be outstanding.  The Company generally does not expect substantially different exercise or post-vesting termination behavior among its employee or non-employee population. As such, for the majority of stock options granted and the Company's Employee Stock Purchase Plan, the Company generally calculates and applies an overall expected term assumption based on historical data. In certain cases, the Company uses a shorter expected term for performance-based stock options based on a combination of historical data and management's estimates of the period of time that options will be outstanding. The risk-free interest rate is based on a zero-coupon United States Treasury bond whose maturity period equals the expected term of the the Company's options.

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Employee stock options (1):
Expected dividend yield	—	—	—	—
Expected stock price volatility (2)	51.5% - 85.5%	88%	97%	98%
Risk free interest rate (2)	0.3% - 0.8%	1.00%	1.81%	2.05%
Expected life (years) (2)	2.60 - 5.20	5.00	5.00	5.00
Non-employee stock options:
Expected dividend yield	—	—%	—%	—%
Expected stock price volatility	89%	84% - 89%	85% - 86%	88% - 90%
Risk free interest rate	3.89%	2.00% - 3.89%	2.52% - 3.51%	3.20% - 3.89%
Expected life (years)	8.00	8.10 – 10.00	7.00 - 10.00	7.00 - 10.00

(1) The above table includes assumptions used in the valuation of performance-based stock option grants for which the Company set performance criteria during the period.
(2) Amounts for the years ended June 30, 2012, 2011 and 2010 are presented on a weighted average basis.
The weighted average estimated grant date fair value for employee options granted under the Company's stock option plans during the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 was $43.55, $11.44, $5.25 and $4.55 per share, respectively.
The total pre-tax intrinsic value of stock options exercised during the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 was $45,802,000, $17,316,000, $10,385,000, and $3,990,000 respectively. No income tax benefits were realized in the six months ended December 31, 2012 and the years ended June 30, 2012, 2011 and 2010.
Shares reserved for issuance and available for grant under the 2004 Plan were 3,218,000 shares as of December 31, 2012.
As of December 31, 2012, $60,554,000 of total unrecognized compensation costs related to non vested employee options are scheduled to be recognized over a weighted average period of 1.8 years.
The total fair value of shares vested was $3,692,000 for the six months ended December 31, 2012 and $5,572,000, $4,285,000 and $1,335,000 for the years ended June 30, 2012, 2011 and 2010, respectively.
A summary of outstanding, exercisable and vested stock options as of December 31, 2012 is as follows:

	Options Outstanding				Exercisable				Exercisable and Vested
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
$0.75 - $0.86	1,081,248	5.77	$0.80		945,998	5.71	$0.81		928,875	$0.81
$0.91 - $2.76	855,483	5.50	$1.79		805,483	5.47	$1.84		747,921	$1.87
$2.90 - $6.63	820,414	6.05	$5.22		798,023	6.01	$5.24		632,272	$5.04
$6.65 - $7.19	920,976	7.15	$7.09		689,783	7.05	$7.08		497,182	$7.09
$7.48 - $11.91	735,677	7.24	$9.06		614,488	6.95	$8.61		345,386	$8.52
$11.92 - $14.92	765,054	8.82	$13.96		247,789	8.70	$13.26		149,409	$13.55
$14.99 - $25.94	804,575	9.06	$20.29		209,987	8.84	$15.52		73,952	$15.48
$26.29 - $61.06	756,802	9.49	$39.94		11,027	9.48	$41.44		11,027	$41.44
$61.60 - $66.73	552,875	9.81	$61.8		2,525	9.75	$65.56		2,525	$65.56
	7,293,104	7.47	$15.24	$312,611,566	4,325,103	6.44	$5.50	$226,156,280	3,388,549	$4.60	$180,222,131

Employee Stock Purchase Plan. The Company adopted an Employee Stock Purchase Plan (the “Purchase Plan”) in August 1995. Qualified employees may elect to have a certain percentage of their salary withheld to purchase shares of our common stock under the Purchase Plan. The purchase price per share is equal to 85% of the fair market value of the stock on specified dates. Sales under the Purchase Plan in the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 were 60,150, 184,706, 281,016 and 61,026 shares of common stock at an average price of $13.06, $5.19, $2.06 and $1.55 per share, respectively. Shares available for future purchase under the Purchase Plan were 391,674 at December 31, 2012.
Compensation cost is estimated using the Black Scholes option-pricing model using the weighted average assumptions noted in the following table:

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Expected dividend yield	—%	—%	—%	—%
Stock price volatility	50%	54%	52%	105%
Risk free interest rate	0.16%	0.15%	0.21%	0.53%
Expected life (years)	0.68	1.14	0.63	1.20

The weighted average estimated grant date fair value of purchase awards under our employee stock purchase plan during the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 was $33.32, $6.38, $2.13, and $4.09 per share, respectively.
During fiscal year 2010, a modification to the Company's Purchase Plan went into effect that increased both the maximum employee contribution and the limit on the number of shares that could be purchased.  As a result, 17 of the Company's employees chose to increase their contribution percentage which was accounted for as a modification to the terms of the award and resulted in $306,000 of additional compensation cost during fiscal year 2010.
As of December 31, 2012, $917,000 of total unrecognized compensation costs related to purchase awards under the Company's employee stock purchase plan were scheduled to be recognized over a weighted average period of 0.55 years.

Employee Benefit Plan	6 Months Ended
Dec. 31, 2012
Employee Benefit Plan [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company maintains a defined contribution plan covering substantially all employees under Section 401(k) of the Internal Revenue Code. The Company's matching contribution to the plan was $78,000, $164,000, $104,000, and $64,000 for the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010, respectively.

Income Taxes	6 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of the (provision) benefit for income taxes are as follows (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Current:
Federal	$(2,047)	$(26)	$—	$550
State	(599)	—	—	—
Foreign	(1)	(13)	—	—
	(2,647)	(39)	—	550
Deferred:
Federal	—	—	—	—
State	—	—	—	—
Foreign	—	—	—	—
Total benefit (provision) for income taxes	(2,647)	(39)	—	550

(Income) loss before taxes	$(120,180)	$(12,025)	$35,203	$15,574
Tax rate	2.20%	0.33%	—%	3.53%

The following is a geographical breakdown of consolidated net income (loss) before income taxes by income tax jurisdiction (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
United States	$69,563	$(4,596)	$(35,203)	$(15,574)
Foreign	50,617	16,621	—	—
	$120,180	$12,025	$(35,203)	$(15,574)

Net deferred tax (liabilities) assets are summarized as follows (in thousands):

	Six Months Ended December 31,	June 30,
	2012	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$—	$50,476	$55,133
Tax credit carryforwards	13,196	9,841	8,908
Capitalized research and development costs	2,591	3,907	6,386
Depreciation and amortization	1,751	2,071	2,457
Share-based compensation	2,845	3,078	3,117
Reserves and accruals	11,532	628	3,160
Gross deferred tax assets	31,915	70,001	79,161
Less: valuation allowance	(31,915)	(70,001)	(79,161)
Net deferred tax assets	$—	$—	$—

A full valuation allowance has been established for the Company's deferred tax assets at December 31, 2012, June 30, 2012 and 2011 since realization of such assets through the generation of future taxable income is uncertain.  The increase (decrease) in the valuation allowance was approximately $(38,086,000), $(9,160,000) and $16,689,000 for the six months ended December 31, 2012 and the years ended June 30, 2012 and 2011, respectively.  The change in the valuation allowance for the the six months ended December 31, 2012 and the years ended June 30, 2012 and 2011 also includes the adjustments made due to the completion of the IRC Section 382 analysis as described below.
The provision for income taxes differs from the amount determined by applying the United States statutory income tax rate of 35% for the period ended December 2012 and June 2012 and 34% for the periods ended June 2011 and June 2010 to the income or loss before income taxes as summarized below (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Tax (provision) benefit at statutory rate	$(42,064)	$(4,209)	$11,970	$5,295
State Tax, net of federal benefit	(389)	—	—	—
Research and development credits	—	529	770	190
Deferred tax assets benefited (not benefited)	35,181	5,727	(11,877)	(4,981)
Share-based compensation	(1,056)	(2,009)	(1,096)	(488)
Other	629	(38)	233	(16)
Withholding tax	—	—	—	550
Federal – alternative minimum tax	(2,047)	(26)	—	—
Foreign taxes (greater than) less than US rates	7,099	(13)	—	—
	$(2,647)	$(39)	$—	$550

At December 31, 2012, the Company had federal and state net operating loss carry forwards of approximately $39,800,000 and $22,600,000, respectively. These operating losses are attributable to stock option benefits which will be recorded to equity when they reduce cash taxes payable. The federal and state net operating loss carryforwards will begin to expire in 2013. Federal and state tax credit carry forwards of $4,500,000 and $12,500,000, respectively, are available to offset future taxable income. The federal tax credits will begin to expire in 2013. State research and development credits can be carried forward indefinitely. The Company also has federal and state alternative minimum tax credits of $2,200,000 and $500,000 that can be used in the future that have no expiration dates.
During the year ended June 30, 2012, the Company completed its analysis of the net operating loss limitation provisions of the IRC Section 382 analysis. The Company determined that its federal and state net operating loss carry forwards as of June 30, 2011 were $150,115,000 and $80,345,000, respectively, which were previously presented in the Company's Fiscal Year 2011 10-K as $180,393,000 and $121,440,000, respectively.  As the Company maintained a full valuation allowance against the deferred tax assets, the update did not affect the consolidated financial statements.
The Company is tracking the portion of its net operating losses attributable to stock option benefits in a separate memo account pursuant to ASC 718-740. Therefore, these amounts are no longer included in the Company's gross or net deferred tax assets. Pursuant to ASC 718-740-25-10, the stock option benefits of approximately $20,600,000 will be only recorded to equity when they reduce cash taxes payable.
The Company has reviewed whether the utilization of its net operating losses and research credits are subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code and similar state provisions. Utilization of these carryforwards is restricted and results in some amount of these carryforwards expiring prior to benefiting the Company. The deferred tax assets shown above have been adjusted to reflect these expiring carryforwards.
The following table summarizes the activity related to the Company's gross unrecognized tax benefits (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Beginning balance	$2,307	$1,726	$1,285	$1,285
Additions based on tax positions related to current year	538	581	441	—
Additions (reduction) for tax positions of prior years	—	—	—	—
Settlements	—	—	—	—
Lapse of applicable statute of limitations	—	—	—	—
Ending balance	$2,845	$2,307	$1,726	$1,285

The total amount of the unrecognized tax benefits if recognized would be an adjustment to the amount of deferred tax assets reported. The Company may from time to time be assessed interest or penalties by major tax jurisdictions, although there have been no such assessments historically.  In the event the Company receives an assessment for interest and/or penalties, it would be classified in the financial statements as income tax expense.  As of December 31, 2012, all tax years in the U.S. remain open due to the taxing authorities' ability to adjust operating loss carry forwards. The Company does not expect any material changes to the unrecognized tax benefits reported above during the next twelve months.
U.S. income taxes were not provided on approximately $20,300,000 of undistributed earnings of certain non-U.S. subsidiaries. Determination of the amount of the unrecognized deferred tax liability for temporary differences relates to investments in these non-U.S. subsidiaries that are essentially permanent in duration is not practicable. The Company has not provided U.S. income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2012, because the Company intends to permanently reinvest such earnings outside the U.S. As of December 31, 2012, the amount of potential U.S. income tax of a future hypothetical distribution would not trigger a significant U.S. tax liability because the Company has net operating loss carryovers available that it can use to reduce its liability.
In the first quarter of 2013, the American Taxpayer Relief Act of 2012 was signed into law that reinstated the U.S. federal R&D tax credit retroactive to January 1, 2012. Because the law's effective enactment date is 2013, the impact to the Company of the reinstated credit were not recognized in 2012. The additional credits that will be reported within the 2013 consolidated financial statements will have no impact on operations due to the existence of a full valuation allowance on all deferred tax assets.

Commitments and Contingencies	6 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Facilities Lease
As of December 31, 2012, the Company leases a total of 100,176 square feet under its facilities lease agreements. Of the total square footage leased as of December 31, 2012, 79,776 square feet are leased under an operating lease that expires in November 2017, with an option to extend the term for an additional five years. In October 2012, the Company entered into an agreement to lease an additional 20,400 square feet of office space in a property adjacent to its existing corporate offices in Sunnyvale, California under an operating lease that expires in February 2023. The lease agreement entered into in October 2012 includes an option to extend the term for an additional five years.
The Company recognizes rental expense under the lease on a straight line basis over the lease term. Differences between the straight line rent expense and rent payments are classified as deferred rent liability on the balance sheet. As of December 31, 2012, future minimum lease payments under this non-cancelable operating lease are as follows (in thousands):

Operating Lease Commitments
2013	$1,413
2014	1,526
2015	1,579
2016	1,750
2017	1,453
Thereafter	1,610
Total	9,331

Rent expense for the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 was $560,000, $1,006,000, $776,000, and $752,000, respectively.
Purchase Commitments
The Company had noncancelable purchase obligations for approximately $2,326,000 and $5,358,000 as of December 31, 2012 and June 30, 2012.
Excess amounts under collaboration and license agreement with Janssen
The Company's worldwide collaboration and license agreement with Janssen provides the Company with an annual cap of its share of development costs and pre-tax losses for each calendar year until the third profitable calendar quarter for the product, as determined in the agreement and any Excess Amounts are funded by Janssen. Janssen may recoup the Excess Amounts, together with interest from the Company's share of pre-tax profits (if any) in calendar quarters subsequent to its third profitable calendar quarter until the Excess Amounts and applicable interest has been fully repaid. As of December 31, 2012, total Excess Amounts associated with the Janssen agreement were $18,125,000 (see Note 4).
Legal Proceedings
The Company may be involved, from time to time, in legal proceedings and claims arising in the ordinary course of its business. Such matters are subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues amounts, to the extent they can be reasonably estimated, that the Company believes are adequate to address any liabilities related to legal proceedings and other loss contingencies that we believe will result in a probable loss. While there can be no assurances as to the ultimate outcome of any legal proceeding or other loss contingency involving us, management does not believe any pending matter will be resolved in a manner that would have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Quarterly Results (Unaudited)	6 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Quarterly Results (Unaudited)
The following table is in thousands, except per share amounts:

	Quarter Ended
Six Months Ended December 31, 2012	September 30,	December 31,

Revenue	$102,695	$57,963
Operating expenses	$23,940	$16,667
Net income (loss) from operations	$78,755	$41,296
Net income (loss)	$75,606	$41,927
Net income (loss) per share: (1)
Basic	$1.09	$0.60
Diluted	$1.02	$0.56
Shares used in computation of net income (loss) per share:
Basic	69,512	69,839
Diluted	74,456	74,399

	Quarter Ended
Fiscal Year 2012	September 30,	December 31,	March 31,	June 30,

Revenue	$37	$77,903	$1,927	$2,123
Operating expenses	$14,598	$16,020	$19,889	$19,605
Net income (loss) from operations	$(14,561)	$61,883	$(17,962)	$(17,482)
Net income (loss)	$(14,538)	$56,253	$(12,823)	$(16,906)
Net income (loss) per share: (1)
Basic	$(0.21)	$0.82	$(0.19)	$(0.24)
Diluted	$(0.21)	$0.78	$(0.19)	$(0.24)
Shares used in computation of net income (loss) per share:
Basic	68,323	68,658	68,848	69,081
Diluted	68,323	71,725	68,848	69,081

	Quarter Ended
Fiscal Year 2011	September 30,	December 31,	March 31,	June 30,

Revenue	$1,964	$2,824	$2,059	$1,386
Operating expenses	$9,536	$10,349	$11,341	$12,381
Net income (loss) from operations	$(7,572)	$(7,525)	$(9,282)	$(10,995)
Net income (loss)	$(7,523)	$(7,499)	$(9,217)	$(10,964)
Basic and diluted net loss per share (1)	$(0.13)	$(0.13)	$(0.15)	$(0.18)
Shares used in computation of basic and diluted net loss per share	59,278	59,715	59,931	60,968

(1)
Basic and diluted net loss per share amounts are computed independently for each of the quarters presented.  Therefore, the sum of quarterly basic and diluted net income (loss) per share information may not equal annual basic and diluted net income (loss) per share.

Related Party Transactions	6 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
During the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010, the Company paid Dr. Gwen Fyfe, a former member of our Board of Directors, approximately $0, $89,000, $490,000 and $97,000, respectively, for consulting services under a Consulting Agreement entered into prior to Dr. Fyfe joining the Company's Board in December 2010. In November 2011, the Company entered into an amendment (the “Amendment”) to its Consulting Agreement with Dr. Fyfe. The Amendment provided that Dr. Fyfe would receive a lump sum of $50,000 and that she will continue to provide limited consulting services to the Company for a period of two years. Payment of the $50,000 lump sum occurred in November 2011. In addition, the options to purchase 330,000 shares of the Company's common stock previously granted to Dr. Fyfe in connection with her consulting services continued to vest through November 30, 2011 and shall remain exercisable for a period of two years following the date of the Amendment. Dr. Fyfe did not stand for reelection at the Company's December 15, 2011 Annual Meeting of Stockholders. Options granted to Dr. Fyfe upon her initial election to the Board continued to vest through December 15, 2011; all such vested options and all additional options received by Dr. Fyfe in connection with her Board service shall remain exercisable for a period of three years from this date.
Robert W. Duggan, the Company's Chairman of the Board of Directors and Chief Executive Officer, participated in the Company's 2011 and 2010 Registered Direct Offerings for a total of $6,000,000 and $7,000,000, respectively.

Subsequent Events	6 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On February 12, 2013, the Company announced that the U.S. Food and Drug Administration (FDA) granted Breakthrough Therapy Designation to the Company’s investigational oral agent ibrutinib monotherapy for the treatment of patients with relapsed or refractory mantle cell lymphoma (MCL) and to ibrutinib monotherapy for the treatment of patients with Waldenström's macroglobulinemia (WM), both of which are B-cell malignancies.
The Breakthrough Therapy Designation is intended to expedite the development and review of a potential new drug for serious or life-threatening diseases where “preliminary clinical evidence indicates that the drug may demonstrate substantial improvement over existing therapies on one or more clinically significant endpoints, such as substantial treatment effects observed early in clinical development.” The designation of a drug as a Breakthrough Therapy was enacted as part of the 2012 Food and Drug Administration Safety and Innovation Act.

Transaction Period Comparative Data (unaudited)	6 Months Ended
Dec. 31, 2012
Comparative Data [Abstract]
Transition Period Comparative Data
Transition Period Comparative Data (unaudited)
The following table presents certain financial information for the six months ended December 31, 2012 and 2011, respectively:

	(in thousands, except per share data)
	Six Months Ended December 31,
	2012	2011
		(unaudited)
Statement of Operations Data:
Revenue:
License and milestone revenue	$155,000	$77,605
Collaboration services revenue	5,658	335
Total revenue	160,658	77,940
Operating expenses:
Research and development	46,639	23,324
Less: Excess Amounts related to Research and development (See Note 4)	(17,306)	—
Research and development, net	29,333	23,324
General and administrative	12,093	7,294
Less: Excess Amounts related to General and administrative (See Note 4)	(819)	—
General and administrative, net	11,274	7,294
Total operating expenses	40,607	30,618
Income (loss) from operations	120,051	47,322
Interest income	137	68
Other income (expense), net	(8)	(24)
Income (loss) before income taxes	120,180	47,366
Income tax (provision) benefit	(2,647)	(5,651)
Net income (loss)	$117,533	$41,715
Net income (loss) per share:
Basic	$1.69	$0.61
Diluted	$1.58	$0.58
Weighted average shares used to compute
net income (loss) per share:
Basic	69,676	68,491
Diluted	74,408	71,312

Statement of Cash Flows Data:
Net cash provided by (used in) operating activities	$110,694	$123,904
Net cash (used in) provided by investing activities	(6,386)	13,063
Net cash provided by financing activities	5,229	5,490
Increase in cash and cash equivalents	$109,537	$142,457

Valuation and Qualifying Accounts and Reserves	6 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure

Schedule II: Valuation and Qualifying Accounts and Reserves
(in thousands)

	Balance at Beginning of Period	Additions	Write-offs/Adjustments	Balance at End of Period
Income Tax Valuation Allowance:
Six months ended December 31, 2012	$70,001	$—	$(38,086)	$31,915
Fiscal year ended June 30, 2012	$79,161	$—	$(9,160)	$70,001
Fiscal year ended June 30, 2011	$62,472	$16,689	$—	$79,161
Fiscal year ended June 30, 2010	$58,426	$4,046	$—	$62,472

Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Management's use of estimates and assumptions
Management's use of estimates and assumptions
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Basic and diluted net income (loss) per share
Basic and diluted net income (loss) per share
Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include outstanding stock options and shares to be purchased under the employee stock purchase plan. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per common share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of our common stock can result in a greater dilutive effect from potentially dilutive securities.

Cash and cash equivalents
Cash and cash equivalents
All highly liquid investments purchased with an original maturity date of three months or less that are readily convertible into cash and have an insignificant interest rate risk are considered to be cash equivalents.

Marketable securities
Marketable securities
The Company's marketable securities are classified as “available-for-sale”. The Company includes these investments in current assets and carry them at fair value.  Unrealized gains and losses on available-for-sale securities are included in accumulated other comprehensive loss.  The amortized cost of debt securities is adjusted for the amortization of premiums and accretion of discounts to maturity.  Such amortization is included in interest income.  Gains and losses on securities sold are recorded based on the specific identification method and are included in interest expense and other income (expense), net in the statement of operations.
Management assesses whether declines in the fair value of marketable securities are other than temporary.  If the decline is judged to be other than temporary, the cost basis of the individual security is written down to fair value and the amount of the write down is included in the statement of operations within other income (expense), net. In determining whether a decline is other than temporary, management considers various factors including the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and our intent and ability to retain our investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. To date, the Company has not recorded any impairment charges on marketable securities related to other-than-temporary declines in market value.

Fair value measurements
Fair value measurements
The fair value of the Company's financial assets is determined by using three levels of input which are defined as follows:
Level 1 - Quoted prices in active markets for identical assets. At December 31, 2012, June 30, 2012 and June 30, 2011, the Company's Level 1 assets were comprised of money market funds.
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets. The Company's short-term investments primarily utilize broker quotes in markets with infrequent transactions for valuation of these securities. At December 31, 2012 and June 30, 2012 , the Company's Level 2 assets were comprised of U.S. agency securities. At June 30, 2011, the Company's level 2 assets were comprised of U.S. agency securities and government agency securities.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets. At December 31, 2012, the Company did not hold any Level 3 assets.
The Company utilizes the market approach to measure fair value for its financial assets. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets.

Fair value of financial instruments
Fair value of financial instruments
Cash and cash equivalents and marketable securities are carried at fair value. Accounts receivable, accounts payable and accrued liabilities are valued at their carrying amounts, which approximate fair value due to their short-term nature.

Restricted investments
Restricted investments
Under the Company's facilities lease agreement (see Note 10), the Company is required to maintain a $290,000 letter of credit as security for performance under the lease. The letter of credit is secured by a $290,000 certificate of deposit which is included in other assets at December 31, 2012, June 30, 2012 and June 30, 2011.

Concentration of credit risk and other risks and uncertainties
Concentration of credit risk and other risks and uncertainties
Financial instruments that potentially subject us to credit risk consist principally of cash, cash equivalents, marketable securities and accounts receivable. The Company places its cash and cash equivalents with high-credit quality financial institutions and invest in debt instruments of financial institutions, corporations and government entities with strong credit ratings. The Company's management believes it has established guidelines relative to credit quality, diversification and maturities that maintain safety and liquidity. As of December 31, 2012, the Company's accounts receivable balance of $26,697,000 was comprised primarily of $26,617,000 due from Janssen under the collaboration agreement (see Note 4). As of June 30, 2012, the Company's accounts receivable balance of $5,924,000 was comprised primarily of $5,799,000 due from Janssen under the collaboration agreement.
The Company's products require approvals from the United States Food and Drug Administration (the “FDA”) and international regulatory agencies prior to commercial sales. There can be no assurance that the Company's future products will receive required approvals. If the Company was denied such approvals or such approvals were delayed, it could have a materially adverse impact on the Company and the execution of its business strategy.
The Company has expended and will continue to expend substantial funds to complete the research, development and clinical testing of our products. The Company also will be required to expend additional funds to establish commercial-scale manufacturing arrangements and to provide for the marketing and distribution of our products. Specifically, the Company will require additional funds to commercialize its products. The Company is unable to entirely fund these efforts with its current financial resources.
Additional funds may not be available on acceptable terms, if at all. If adequate funds are unavailable on a timely basis from operations or additional sources of financing, the Company may have to delay, reduce the scope of or eliminate one or more of its research or development programs which would materially and adversely affect its business, financial condition and operations.

Property and equipment
Property and equipment
Property and equipment are stated at cost. Equipment is depreciated by the straight-line method over the estimated useful lives of the assets, generally 3 to 5 years. Furniture and fixtures are depreciated by the straight-line method over the estimated useful lives of the assets, generally 5 years. Leasehold improvements are generally amortized by the straight-line method over the shorter of the life of the related asset or the term of the underlying lease. Assets not yet placed in use are not depreciated.

Long-lived assets
Long-lived assets
Management reviews the carrying values of its long-lived assets for possible impairment whenever events or changes in business conditions indicate that the carrying amount of the assets may not be recoverable. Management evaluates impairment on the basis of undiscounted future cash flows from operations before interest relating to such assets for the remaining useful life of the assets. If present, impairment is measured based on the difference between fair value and the net book value of the related assets.  No significant impairment losses have been recorded to date with respect to our long-lived assets, which consist primarily of property and equipment and leasehold improvements.

Revenue recognition
Revenue recognition
The Company recognizes revenue when all four criteria have been met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured. Revenue under our license and collaboration arrangements is recognized based on the performance requirements of the contract. Determinations of whether persuasive evidence of an arrangement exists and whether delivery has occurred or services have been rendered are based on management’s judgments regarding the fixed nature of the fees charged for deliverables and the collectability of those fees. Should changes in conditions cause management to determine that these criteria are not met for any new or modified transactions, revenue recognized could be adversely affected.
The Company's collaborations with multiple elements prior to July 1, 2010 were evaluated and divided into separate units of accounting if certain criteria were met, including whether the delivered element had stand-alone value and whether there was verifiable objective and reliable evidence (“VSOE”) of the fair value of the undelivered items. The consideration we received was combined and recognized as a single unit of accounting when criteria for separation were not met. Amounts received under such arrangements consisted of up-front collaboration payments, periodic milestone payments and payments for research activities. Up-front payments under agreements that included future performance requirements were recorded as deferred revenue and were recognized over the performance period. The performance period was estimated at the inception of the arrangement and is reevaluated at each reporting period. The reevaluation of the performance period may shorten or lengthen the period during which the deferred revenue is recognized. Revenues related to substantive, at-risk collaboration milestones are recognized upon achievement of the event specified in the underlying agreement. Revenues for research activities are recognized as the related research efforts are performed.
The Company recognizes revenue related to collaboration and license arrangements in accordance with the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 605-25, “Revenue Recognition – Multiple-Element Arrangements,” or ASC Topic 605-25. Additionally, we adopted, effective July 1, 2010, Accounting Standards Update, or ASU, No. 2009-13, “Multiple Deliverable Revenue Arrangements,” or ASU 2009-13, which amended ASC Topic 605-25 and:
•  provided guidance on how deliverables in an arrangement should be separated and how the arrangement consideration should be allocated to the separate units of accounting;
•  required an entity to determine the selling price of a separate deliverable using a hierarchy of (i) vendor-specific objective evidence, or VSOE, (ii) third-party evidence, or TPE, or (iii) best estimate of selling price, or BESP; and
• required the allocation of the arrangement consideration, at the inception of the arrangement, to the separate units of accounting based on relative fair value.
The Company evaluates all deliverables within an arrangement to determine whether or not they provide value on a stand-alone basis. Based on this evaluation, the deliverables are separated into units of accounting. The arrangement consideration that is fixed or determinable at the inception of the arrangement is allocated to the separate units of accounting based on their relative selling prices. The Company may exercise significant judgment in determining whether a deliverable is a separate unit of accounting, as well as in estimating the selling prices of such unit of accounting.
To determine the selling price of a separate deliverable, the Company uses the hierarchy as prescribed in ASC Topic 605-25 based on VSOE, TPE or BESP. VSOE is based on the price charged when the element is sold separately and is the price actually charged for that deliverable. TPE is determined based on third party evidence for a similar deliverable when sold separately and BESP is the price at which the Company would transact a sale if the elements of collaboration and license arrangements were sold on a stand-alone basis. The Company may not be able to establish VSOE or TPE for the deliverables within collaboration and license arrangements, as the Company does not have a history of entering into such arrangements or selling the individual deliverables within such arrangements separately. In addition, there may be significant differentiation in these arrangements, which indicates that comparable third party pricing may not be available. The Company may determine that the selling price for the deliverables within collaboration and license arrangements should be determined using BESP. The process for determining BESP involves significant judgment on the Company's part and includes consideration of multiple factors such as estimated direct expenses and other costs, and available data.
For collaborations entered into after July 1, 2010, the Company has determined BESP for license units of accounting based on market conditions, similar arrangements entered into by third parties and entity-specific factors such as the terms of previous collaborative agreements, our pricing practices and pricing objectives, the likelihood that clinical trials will be successful, the likelihood that regulatory approval will be received and that the products will become commercialized. The Company has also determined BESP for services-related deliverables based on the nature of the services to be performed and estimates of the associated effort as well as estimated market rates for similar services.
For each unit of accounting identified within an arrangement, the Company determines the period over which the performance obligation occurs. Revenue is then recognized using either a proportional performance or straight-line method. The Company recognizes revenue using the proportional performance method when the level of effort to complete our performance obligations under an arrangement can be reasonably estimated. Direct labor hours or full time equivalents are typically used as the measurement of performance.
Effective July 1, 2010, the Company adopted ASU No. 2010-17, “Milestone Method of Revenue Recognition,” or ASU 2010-17, which provides guidance on revenue recognition using the milestone method. Under the milestone method, a payment that is contingent upon the achievement of a substantive milestone is recognized in the period in which the milestone is achieved. The determination that a milestone is substantive is subject to considerable judgment.

Research and development
Research and development
Research and development expenses include personnel and facility-related expenses, outside contracted services including clinical trial costs, manufacturing and process development costs, research costs and other consulting services. Research and development costs are expensed as incurred. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.
Clinical development costs are a significant component of research and development expenses. The Company has a history of contracting with third parties that perform various clinical trial activities on its behalf in the ongoing development of its product candidates. The financial terms of these contracts are subject to negotiations and may vary from contract to contract and may result in uneven payment flow. The Company accrues and expenses costs for clinical trial activities performed by third parties based upon estimates of the percentage of work completed over the life of the individual study in accordance with agreements established with contract research organizations and clinical trial sites. The Company determines its estimates through discussions with internal clinical personnel and outside service providers as to the progress or stage of completion of trials or services and the agreed upon fee to be paid for such services.
The Company's worldwide collaboration and license agreement with Janssen (the "Agreement") includes a cost sharing arrangement for certain collaboration activities. Except in certain cases, in general Janssen is responsible for approximately 60% of collaboration costs and the Company is responsible for the remaining 40% of collaboration costs. Further, the Agreement provides us with a $50,000,000 annual cap of our share of collaboration costs and pre-tax commercialization profits/losses for each calendar year until after the third profitable calendar quarter for the product and any amounts in excess of the annual cap ("Excess Amounts") are funded by Janssen. Under the Agreement, total Excess Amounts plus interest may not exceed $225,000,000.
The Company's policy is to account for cost-sharing payments to Janssen related to development services as a component of research and development expense and reimbursements for development services under the cost-sharing arrangement as an offset to research and development expense, upon delivery of the related services when expenses have been incurred and reimbursements have been earned. During the six months ended December 31, 2012, the Company recognized Excess Amounts related to development services as a reduction to research and development expenses. The Company has recognized the Excess Amounts as a reduction to operating expenses in the current year as the Company's repayment of Excess Amounts to Janssen is contingent and would become payable only after the third profitable calendar quarter for the product. Further, Excess Amounts shall be reimbursable only from the Company's share of pre-tax profits (if any) after the third profitable calendar quarter for the product (see Note 4).
The Company has purchased quantities of drug substances that are expected to be used in the future to support its clinical development. Until the commercial viability of such products has been demonstrated and the necessary regulatory approvals received, the Company will continue to charge all such amounts to research and development expense.

General and Administrative Expenses, Policy [Policy Text Block]
General and administrative
The Company expenses the cost of general and administrative activities as incurred. General and administrative expenses consist primarily of personnel and facility-related expenses, outside contracted services and other costs not associated with the research and development activities of the Company. In connection with the Agreement, certain collaboration costs are classified within General and administrative expenses on the consolidated statement of operations. These costs are generally split 50/50 with Janssen. Further, the portion of Excess Amounts related to certain collaboration costs is recorded as a reduction to general and administrative expenses (see Note 4).

Income taxes
Income taxes
The Company provides for income taxes using the asset and liability method. This method requires that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax bases of assets and liabilities and their financial statement reported amounts. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Share-based compensation
Share-based compensation
Share-based compensation cost for employee stock options is measured at the grant date based on the fair value of the award.  The accounting grant date for employee stock options with performance obligations is the date on which the performance goals have been defined and a mutual understanding of the terms has been reached.  Generally options with performance obligations vest over a four year period, with the goals set and agreed upon annually. Share-based compensation for non-employee stock options is re-estimated at each period-end through the vesting date.
The fair value of each stock option is estimated using the Black Scholes option-pricing model. Expected volatility is based on historical volatility data of the Company's stock. The expected term of stock options granted represents the period of time that stock options are expected to be outstanding.  The Company generally does not expect substantially different exercise or post-vesting termination behavior among its employee or non-employee population. As such, for the majority of stock options granted and the Company's Employee Stock Purchase Plan, the Company generally calculates and applies an overall expected term assumption based on historical data. In certain cases, the Company uses a shorter expected term for performance-based stock options based on a combination of historical data and management's estimates of the period of time that options will be outstanding. The risk-free interest rate is based on a zero-coupon United States Treasury bond whose maturity period equals the expected term of the the Company's options.
Options vest upon the passage of time or a combination of time and the achievement of certain performance obligations.  The Compensation Committee of the Board of Directors will determine if the performance conditions have been met.  Share-based compensation expense for the options with performance obligations is recorded when the Company believes that the vesting of these options is probable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board ("FASB") issued new accounting guidance in connection with disclosures about offsetting assets and liabilities. The update requires new disclosures about balance sheet offsetting and related arrangements. For derivatives and financial assets and liabilities, the amendments require disclosure of gross asset and liability amounts, amounts offset on the balance sheet, and amounts subject to the offsetting requirements but not offset on the balance sheet. On January 31, 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of the disclosures is limited to include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Disclosures required by the amendments should be provided retrospectively for all comparative periods presented. The Company does not expect this guidance to have a material effect on its consolidated financial statements.
In January 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income (e.g., net periodic pension benefit cost), an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company will adopt ASU 2013-02 for the quarter ending March 31, 2013. ASU 2013-02 affects financial statement disclosure only and will not affect the Company's results of operations or financial position.

Basic and Diluted Net Income (Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2012
Earnings Per Share, Basic and Diluted [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share
The computations of basic and diluted net income (loss) per share are as follows (in thousands, except per share amounts):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Numerator:
Net income (loss)	$117,533	$11,986	$(35,203)	$(15,024)
Denominator:
Weighted average common shares-basic	69,676	68,728	59,973	48,344
Effect of dilutive securities:
Employee stock options	4,607	3,781	—	—
Employee stock purchase plan	125	108	—	—
Weighted average common shares - diluted	74,408	72,617	59,973	48,344
Net income (loss) per share:
Basic	$1.69	$0.17	$(0.59)	$(0.31)
Diluted	$1.58	$0.17	$(0.59)	$(0.31)
Potentially dilutive securities excluded from net income (loss) per share - diluted because their effect is anti-dilutive	445	441	6,858	8,395

Collaboration and Other Agreements (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions
For the six months ended December 31, 2012 and the fiscal years ended June 30, 2012, 2011, and 2010, the Company recognized revenue related to its collaboration and license arrangements as follows (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Janssen	$154,878	$74,622	$—	$—
Les Laboratoires Servier (“Servier”)	93	7,157	8,228	9,307
Novo Nordisk A/S	5,631	—	—	—
Other	56	211	5	—
Total	$160,658	$81,990	$8,233	$9,307

Janssen
Schedule Of Excess Amounts From Collaborative Arrangements
For the six months ended December 31, 2012, total amount associated with the Excess Amounts portion of the agreement was $18,125,000. The Company has recognized the Excess Amounts as a reduction to operating expenses in the current year as the Company's repayment of Excess Amounts to Janssen is contingent and would become payable only after the third profitable calendar quarter for the product. Further, Excess Amounts shall be reimbursable only from the Company's share of pre-tax profits (if any) after the third profitable calendar quarter for the product. For the six months ended December 31, 2012, Excess Amounts were accounted for as a reduction to operating expense as follows (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Research and development	$17,306	$—	$—	$—
General and administrative	819	—	—	—
Total Excess Amounts	$18,125	$—	$—	$—

Schedule of Revenue From Collaborative Arrangments
Total revenue recognized with respect to the Company's worldwide collaboration and license agreement with Janssen consisted of the following (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
License and milestone revenue	$150,000	$70,605	$—	$—
Collaboration services revenue	4,878	4,017	—	—
Total	$154,878	$74,622	$—	—

Servier
Schedule of Revenue From Collaborative Arrangments
Total revenue recognized with respect to the Company's collaboration and license agreement with Servier consisted of the following (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
License and milestone revenue	$—	$7,000	$4,355	$6,645
Collaboration services revenue	93	157	3,873	2,662
Total	$93	$7,157	$8,228	9,307

Novo Nordisk
Schedule of Revenue From Collaborative Arrangments
Total revenue recognized with respect to the Company's license agreement with Novo Nordisk consisted of the following (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
License and milestone revenue	$5,000	$—	$—	$—
Collaboration services revenue	631	—	—	—
Total	$5,631	$—	$—	—

Cash, Cash Equivalents and Marketable Securities (Tables)	6 Months Ended
Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Schedule of Cash and Cash Equivalents
The following table sets forth the Company's cash and cash equivalents at December 31, 2012, June 30, 2012 and 2011 (in thousands):

	December 31, 2012	June 30, 2012	June 30, 2011
Cash - demand deposits	$169,337	$93,916	$60,778
Cash equivalents - money market funds	137,856	103,980	26,979
Cash equivalents - U.S. agency securities - FDIC insured	240	—	—
Total cash and cash equivalents	$307,433	$197,896	$87,757

Available-For-Sale Securities Reconciliation
The following is a summary of the Company's available-for-sale securities at December 31, 2012, June 30, 2012 and 2011 respectively (in thousands):

As of December 31, 2012	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
U.S. agency securities – FDIC insured	$9,685	$—	$(4)	$9,681
Total marketable securities	$9,685	$—	$(4)	$9,681

As of June 30, 2012	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
U.S. agency securities – FDIC insured	$5,720	$—	$(9)	$5,711
Total marketable securities	$5,720	$—	$(9)	$5,711

As of June 30, 2011	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Government agency securities	$16,014	$11	$—	$16,025
U.S. agency securities – FDIC insured	8,579	—	(32)	8,547
Total marketable securities	$24,593	$11	$(32)	$24,572

Basis of Fair Value Measurements for Available-For-Sale Securities
The following table sets forth the basis of fair value measurements for the Company's cash equivalents and available-for-sale securities at December 31, 2012, June 30, 2012 and 2011 respectively (in thousands):

	December 31, 2012
	Level 1	Level 2	Level 3	Fair value
Cash equivalents:
Money market funds	$137,856	$—	$—	$137,856
U.S. agency securities - FDIC insured	—	240	—	240
Marketable securities:
U.S. agency securities - FDIC insured	—	9,681	—	9,681
	$137,856	$9,921	$—	$147,777

	June 30, 2012
	Level 1	Level 2	Level 3	Fair value
Cash equivalents:
Money market funds	$103,980	$—	$—	$103,980
Marketable securities:
U.S. agency securities - FDIC insured	—	5,711	—	5,711
	$103,980	$5,711	$—	$109,691

	June 30, 2011
	Level 1	Level 2	Level 3	Fair value
Cash equivalents:
Money market funds	$26,979	$—	$—	$26,979
Marketable securities:
Government agency securities	—	16,025	—	16,025
U.S. agency securities - FDIC insured	—	8,547	—	8,547
	$26,979	$24,572	$—	$51,551

Balance Sheet Components (Tables)	6 Months Ended
Dec. 31, 2012
Balance Sheet Related Disclosures [Abstract]
Schedule of Property Plant and Equipment
Property and equipment, net consists of the following (in thousands):

	December 31,	June 30,
	2012	2012	2011
Equipment	$8,523	$8,017	$7,024
Leasehold improvements	5,708	3,670	2,862
Furniture and fixtures	739	631	317
	14,970	12,318	10,203
Less: Accumulated depreciation and amortization	(8,567)	(8,476)	(8,891)
	$6,403	$3,842	$1,312

Schedule of Accounts Payable and Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,	June 30,
	2012	2012	2011
Accrued clinical related	$6,415	$2,602	$2,072
Accrued payroll and employee related expenses	2,934	1,696	1,468
Accrued contract manufacturing	3,126	1,574	836
Accrued outside services	1,115	840	457
Accrued other	1,532	1,576	1,581
	$15,122	$8,288	$6,414

Schedule of Deferred Revenue
Deferred revenue consists of the following (in thousands):

Current portion:	December 31,	June 30,
	2012	2012	2011
Deferred revenue related to Janssen	$7,938	$8,054	$—
Deferred revenue related to Servier	—	—	7,000
Deferred revenue other	201	—	—
	$8,139	$8,054	$7,000

Non-current portion:	December 31,	June 30,
	2012	2012	2011
Deferred revenue from Janssen	$62,562	$67,324	$—

Stockholders' Equity (Deficit) (Tables)	6 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders Equity Deficit Tables
The following table summarizes the Company's stock option activity (in thousands, except per share amounts):

	Options Outstanding
	Number of Options	Weighted Average Exercise Price per Share
Balance at June 30, 2009	7,055	$5.75
Exercised	(1,044)	1.58
Granted	2,343	5.27
Forfeited or expired	(833)	15.98
Balance at June 30, 2010	7,521	5.05
Exercised	(1,987)	2.87
Granted	1,939	5.86
Forfeited or expired	(1,057)	12.27
Balance at June 30, 2011	6,416	4.78
Exercised	(1,217)	6.26
Granted	1,876	16.31
Forfeited or expired	(1,044)	8.77
Balance at June 30, 2012	6,031	7.37
Exercised	(839)	5.54
Granted	1,075	32.06
Forfeited or expired	(196)	18.41
Balance at December 31, 2012	6,071	11.64
Vested and expected to vest at December 31, 2012	5,825	$11.09

Schedule of components of share-based compensation
The components of share-based compensation recognized in the Company's consolidated statements of operations for the six months ended December 31, 2012 and the years ended June 30, 2012, 2011, and 2010 were as follows (in thousands):

	Six Months Ended December 31,	Year Ended June 30,
	2012	2012	2011	2010
Research and development	$5,357	$6,947	$5,307	$1,998
General and administrative	2,079	2,926	2,511	1,192
Total share-based compensation	$7,436	$9,873	$7,818	$3,190

Schedule of fair value assumptions used to calculate fair value of options
The fair value of each stock option is estimated using the Black Scholes option-pricing model. The expected term of stock options granted represents the period of time that stock options are expected to be outstanding.  The Company generally does not expect substantially different exercise or post-vesting termination behavior among its employee or non-employee population. As such, for the majority of stock options granted and the Company's Employee Stock Purchase Plan, the Company generally calculates and applies an overall expected term assumption based on historical data. In certain cases, the Company uses a shorter expected term for performance-based stock options based on a combination of historical data and management's estimates of the period of time that options will be outstanding. The risk-free interest rate is based on a zero-coupon United States Treasury bond whose maturity period equals the expected term of the the Company's options.

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Employee stock options (1):
Expected dividend yield	—	—	—	—
Expected stock price volatility (2)	51.5% - 85.5%	88%	97%	98%
Risk free interest rate (2)	0.3% - 0.8%	1.00%	1.81%	2.05%
Expected life (years) (2)	2.60 - 5.20	5.00	5.00	5.00
Non-employee stock options:
Expected dividend yield	—	—%	—%	—%
Expected stock price volatility	89%	84% - 89%	85% - 86%	88% - 90%
Risk free interest rate	3.89%	2.00% - 3.89%	2.52% - 3.51%	3.20% - 3.89%
Expected life (years)	8.00	8.10 – 10.00	7.00 - 10.00	7.00 - 10.00

Schedule of outstanding, excercisable and vested stock options
A summary of outstanding, exercisable and vested stock options as of December 31, 2012 is as follows:

	Options Outstanding				Exercisable				Exercisable and Vested
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
$0.75 - $0.86	1,081,248	5.77	$0.80		945,998	5.71	$0.81		928,875	$0.81
$0.91 - $2.76	855,483	5.50	$1.79		805,483	5.47	$1.84		747,921	$1.87
$2.90 - $6.63	820,414	6.05	$5.22		798,023	6.01	$5.24		632,272	$5.04
$6.65 - $7.19	920,976	7.15	$7.09		689,783	7.05	$7.08		497,182	$7.09
$7.48 - $11.91	735,677	7.24	$9.06		614,488	6.95	$8.61		345,386	$8.52
$11.92 - $14.92	765,054	8.82	$13.96		247,789	8.70	$13.26		149,409	$13.55
$14.99 - $25.94	804,575	9.06	$20.29		209,987	8.84	$15.52		73,952	$15.48
$26.29 - $61.06	756,802	9.49	$39.94		11,027	9.48	$41.44		11,027	$41.44
$61.60 - $66.73	552,875	9.81	$61.8		2,525	9.75	$65.56		2,525	$65.56
	7,293,104	7.47	$15.24	$312,611,566	4,325,103	6.44	$5.50	$226,156,280	3,388,549	$4.60	$180,222,131

Schedule of weighted average fair value assumptions under employee stock purchse plan
Compensation cost is estimated using the Black Scholes option-pricing model using the weighted average assumptions noted in the following table:

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Expected dividend yield	—%	—%	—%	—%
Stock price volatility	50%	54%	52%	105%
Risk free interest rate	0.16%	0.15%	0.21%	0.53%
Expected life (years)	0.68	1.14	0.63	1.20

Income Taxes (Tables)	6 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of components of income taxes
The components of the (provision) benefit for income taxes are as follows (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Current:
Federal	$(2,047)	$(26)	$—	$550
State	(599)	—	—	—
Foreign	(1)	(13)	—	—
	(2,647)	(39)	—	550
Deferred:
Federal	—	—	—	—
State	—	—	—	—
Foreign	—	—	—	—
Total benefit (provision) for income taxes	(2,647)	(39)	—	550

(Income) loss before taxes	$(120,180)	$(12,025)	$35,203	$15,574
Tax rate	2.20%	0.33%	—%	3.53%

Schedule of geographical breakdown of consolidated net income (loss) before income taxes by income tax jurisdiction
The following is a geographical breakdown of consolidated net income (loss) before income taxes by income tax jurisdiction (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
United States	$69,563	$(4,596)	$(35,203)	$(15,574)
Foreign	50,617	16,621	—	—
	$120,180	$12,025	$(35,203)	$(15,574)

Schedule of deferred tax assets
Net deferred tax (liabilities) assets are summarized as follows (in thousands):

	Six Months Ended December 31,	June 30,
	2012	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$—	$50,476	$55,133
Tax credit carryforwards	13,196	9,841	8,908
Capitalized research and development costs	2,591	3,907	6,386
Depreciation and amortization	1,751	2,071	2,457
Share-based compensation	2,845	3,078	3,117
Reserves and accruals	11,532	628	3,160
Gross deferred tax assets	31,915	70,001	79,161
Less: valuation allowance	(31,915)	(70,001)	(79,161)
Net deferred tax assets	$—	$—	$—

Schedule of statutory income tax

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Tax (provision) benefit at statutory rate	$(42,064)	$(4,209)	$11,970	$5,295
State Tax, net of federal benefit	(389)	—	—	—
Research and development credits	—	529	770	190
Deferred tax assets benefited (not benefited)	35,181	5,727	(11,877)	(4,981)
Share-based compensation	(1,056)	(2,009)	(1,096)	(488)
Other	629	(38)	233	(16)
Withholding tax	—	—	—	550
Federal – alternative minimum tax	(2,047)	(26)	—	—
Foreign taxes (greater than) less than US rates	7,099	(13)	—	—
	$(2,647)	$(39)	$—	$550

Schedule of activity related to gross unrecognized tax benefits
The following table summarizes the activity related to the Company's gross unrecognized tax benefits (in thousands):

	Six Months Ended December 31,	Years Ended June 30,
	2012	2012	2011	2010
Beginning balance	$2,307	$1,726	$1,285	$1,285
Additions based on tax positions related to current year	538	581	441	—
Additions (reduction) for tax positions of prior years	—	—	—	—
Settlements	—	—	—	—
Lapse of applicable statute of limitations	—	—	—	—
Ending balance	$2,845	$2,307	$1,726	$1,285

Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments
As of December 31, 2012, future minimum lease payments under this non-cancelable operating lease are as follows (in thousands):

Operating Lease Commitments
2013	$1,413
2014	1,526
2015	1,579
2016	1,750
2017	1,453
Thereafter	1,610
Total	9,331

Quarterly Results (Tables)	6 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table is in thousands, except per share amounts:

	Quarter Ended
Six Months Ended December 31, 2012	September 30,	December 31,

Revenue	$102,695	$57,963
Operating expenses	$23,940	$16,667
Net income (loss) from operations	$78,755	$41,296
Net income (loss)	$75,606	$41,927
Net income (loss) per share: (1)
Basic	$1.09	$0.60
Diluted	$1.02	$0.56
Shares used in computation of net income (loss) per share:
Basic	69,512	69,839
Diluted	74,456	74,399

	Quarter Ended
Fiscal Year 2012	September 30,	December 31,	March 31,	June 30,

Revenue	$37	$77,903	$1,927	$2,123
Operating expenses	$14,598	$16,020	$19,889	$19,605
Net income (loss) from operations	$(14,561)	$61,883	$(17,962)	$(17,482)
Net income (loss)	$(14,538)	$56,253	$(12,823)	$(16,906)
Net income (loss) per share: (1)
Basic	$(0.21)	$0.82	$(0.19)	$(0.24)
Diluted	$(0.21)	$0.78	$(0.19)	$(0.24)
Shares used in computation of net income (loss) per share:
Basic	68,323	68,658	68,848	69,081
Diluted	68,323	71,725	68,848	69,081

	Quarter Ended
Fiscal Year 2011	September 30,	December 31,	March 31,	June 30,

Revenue	$1,964	$2,824	$2,059	$1,386
Operating expenses	$9,536	$10,349	$11,341	$12,381
Net income (loss) from operations	$(7,572)	$(7,525)	$(9,282)	$(10,995)
Net income (loss)	$(7,523)	$(7,499)	$(9,217)	$(10,964)
Basic and diluted net loss per share (1)	$(0.13)	$(0.13)	$(0.15)	$(0.18)
Shares used in computation of basic and diluted net loss per share	59,278	59,715	59,931	60,968

(1)
Basic and diluted net loss per share amounts are computed independently for each of the quarters presented.  Therefore, the sum of quarterly basic and diluted net income (loss) per share information may not equal annual basic and diluted net income (loss) per share.

Transaction Period Comparative Data (unaudited) (Tables)	6 Months Ended
Dec. 31, 2012
Comparative Data [Abstract]
Schedule of Transaction Period Comparative Data
The following table presents certain financial information for the six months ended December 31, 2012 and 2011, respectively:

	(in thousands, except per share data)
	Six Months Ended December 31,
	2012	2011
		(unaudited)
Statement of Operations Data:
Revenue:
License and milestone revenue	$155,000	$77,605
Collaboration services revenue	5,658	335
Total revenue	160,658	77,940
Operating expenses:
Research and development	46,639	23,324
Less: Excess Amounts related to Research and development (See Note 4)	(17,306)	—
Research and development, net	29,333	23,324
General and administrative	12,093	7,294
Less: Excess Amounts related to General and administrative (See Note 4)	(819)	—
General and administrative, net	11,274	7,294
Total operating expenses	40,607	30,618
Income (loss) from operations	120,051	47,322
Interest income	137	68
Other income (expense), net	(8)	(24)
Income (loss) before income taxes	120,180	47,366
Income tax (provision) benefit	(2,647)	(5,651)
Net income (loss)	$117,533	$41,715
Net income (loss) per share:
Basic	$1.69	$0.61
Diluted	$1.58	$0.58
Weighted average shares used to compute
net income (loss) per share:
Basic	69,676	68,491
Diluted	74,408	71,312

Statement of Cash Flows Data:
Net cash provided by (used in) operating activities	$110,694	$123,904
Net cash (used in) provided by investing activities	(6,386)	13,063
Net cash provided by financing activities	5,229	5,490
Increase in cash and cash equivalents	$109,537	$142,457

Description of the Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Candidates	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Accounting Policies [Abstract]
Net income (loss)	$ 41,927	$ 75,606	$ (16,906)	$ (12,823)	$ 56,253	$ (14,538)	$ (10,964)	$ (9,217)	$ (7,499)	$ (7,523)	$ 117,533	$ 41,715	$ 11,986	$ (35,203)	$ (15,024)
Product candidates in clinical development		3

Significant Accounting Policies (Details) (USD $)	3 Months Ended										6 Months Ended		12 Months Ended			6 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Jun. 30, 2012 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Dec. 31, 2012 Janssen	Jun. 30, 2011 Standby Letters of Credit [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Furniture and Fixtures
Organization and Summary of Accounting Policies
Property, Plant and Equipment, Estimated Useful Lives																				P3Y	P5Y	P5Y
Letter of credit secured by a certificate of deposit																			$ 290,000
Accounts receivable, net, current	26,697,000		5,924,000				47,000				26,697,000		5,924,000	47,000			5,799,000	26,617,000
Percent of cost sharing arrangement Janssen share																60.00%
Percent of cost sharing arrangement by company																40.00%
Maximum Cost Sharing Amount Incurred																50,000,000
Maximum Total Excess Amounts Plus Interest											225,000,000
Net income (loss)	$ 41,927,000	$ 75,606,000	$ (16,906,000)	$ (12,823,000)	$ 56,253,000	$ (14,538,000)	$ (10,964,000)	$ (9,217,000)	$ (7,499,000)	$ (7,523,000)	$ 117,533,000	$ 41,715,000	$ 11,986,000	$ (35,203,000)	$ (15,024,000)

Basic and Diluted Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income (loss)	$ 41,927		$ 75,606		$ (16,906)		$ (12,823)		$ 56,253		$ (14,538)		$ (10,964)	$ (9,217)	$ (7,499)	$ (7,523)	$ 117,533	$ 41,715	$ 11,986	$ (35,203)	$ (15,024)
Denominator:
Weighted average common shares-basic	69,839		69,512		69,081		68,848		68,658		68,323						69,676	68,491	68,728	59,973	48,344
Effect of dilutive securities:
Weighted average common shares - diluted (in shares)	74,399		74,456		69,081		68,848		71,725		68,323						74,408	71,312	72,617	59,973	48,344
Net income (loss) per share:
Basic (in dollars per share)	$ 0.6	[1]	$ 1.09	[1]	$ (0.24)	[1]	$ (0.19)	[1]	$ 0.82	[1]	$ (0.21)	[1]					$ 1.69	$ 0.61	$ 0.17	$ (0.59)	$ (0.31)
Diluted (in dollars per share)	$ 0.56	[1]	$ 1.02	[1]	$ (0.24)	[1]	$ (0.19)	[1]	$ 0.78	[1]	$ (0.21)	[1]					$ 1.58	$ 0.58	$ 0.17	$ (0.59)	$ (0.31)
Potentially dilutive securities excluded from net income (loss) per share - diluted because their effect is anti-dilutive																	445		441	6,858	8,395
Employee Stock Option
Effect of dilutive securities:
Employee stock options and purchase plan (in shares)																	4,607		3,781	0	0
Employee stock purchase plan
Effect of dilutive securities:
Employee stock options and purchase plan (in shares)																	125		108	0	0

[1]	Basic and diluted net loss per share amounts are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted net income (loss) per share information may not equal annual basic and diluted net income (loss) per share.

Collaboration and Other Agreements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Collaborative Arrangements and Non-collaborative Arrangement Transactions
License Services Contracts Revenue	$ 57,963	$ 102,695	$ 2,123	$ 1,927	$ 77,903	$ 37	$ 1,386	$ 2,059	$ 2,824	$ 1,964	$ 160,658	$ 77,940	$ 81,990	$ 8,233	$ 9,307
Janssen
Collaborative Arrangements and Non-collaborative Arrangement Transactions
License and milestone revenue											154,878		74,622	0	0
Servier
Collaborative Arrangements and Non-collaborative Arrangement Transactions
License and milestone revenue											93		7,157	8,228	9,307
Novo Nordisk
Collaborative Arrangements and Non-collaborative Arrangement Transactions
License and milestone revenue											5,631		0	0	0
Other Entities
Collaborative Arrangements and Non-collaborative Arrangement Transactions
License and milestone revenue											$ 56		$ 211	$ 5	$ 0

Collaboration and License Agreement with Janssen Biotech, Inc (Details) (USD $)	3 Months Ended										6 Months Ended		12 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended			6 Months Ended			12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012 Licenses	Dec. 31, 2012 Committee services	Dec. 31, 2012 Development services	Oct. 15, 2012 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Dec. 31, 2012 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Dec. 31, 2012 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Jun. 30, 2012 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Jun. 30, 2011 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Jun. 30, 2010 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Dec. 31, 2011 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen)	Dec. 31, 2011 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen) Continued development progress	Dec. 31, 2011 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen) Achievement of regulatory progress	Dec. 31, 2011 Collaboration and License Agreement with Janssen Biotech, Inc (Janssen) Regulatory approval	Dec. 31, 2012 Janssen	Jun. 30, 2012 Janssen	Jun. 30, 2011 Janssen	Jun. 30, 2010 Janssen	Dec. 31, 2012 Janssen Cost Sharing [Member]	Dec. 31, 2012 Janssen Excess Amounts [Member]	Dec. 31, 2012 Janssen Other Research and Development Expense [Member]	Jun. 30, 2012 Janssen Other Research and Development Expense [Member]	Jun. 30, 2011 Janssen Other Research and Development Expense [Member]	Jun. 30, 2010 Janssen Other Research and Development Expense [Member]	Dec. 31, 2012 Janssen General and Administrative Expense [Member]	Jun. 30, 2012 Janssen General and Administrative Expense [Member]	Jun. 30, 2011 Janssen General and Administrative Expense [Member]	Jun. 30, 2010 Janssen General and Administrative Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Upfront payment received																$ 70,605,000	$ 14,982,000	$ 64,413,000		$ 150,000,000
Maximum milestone payments																									825,000,000	250,000,000	225,000,000	350,000,000
Milestone payments triggered during period																				150,000,000		0	0	0
Milestone Payments Triggered During Period																			3
Percent of cost sharing arrangement Janssen share																				60.00%
Percent of cost sharing arrangement by company																				40.00%
Company's annual cap of development costs																				50,000,000
Costs Incurred Under Collaboration Agreement																					68,125,000
Cumulative Benefits Excess Amounts																													18,125,000
Maximum total excess amounts plus interest											225,000,000
Incremental interest rate on outstanding balance	2.00%										2.00%
Maximum percentage of interest on oustanding excess amount (in percent)											5.00%
Maximum interest on outstanding excess amount											25,000,000
Estimated weighted average cost of capital (in percent)											12.00%
Minimum license royalty rates (in percent)											30.00%
Maximum license royalty rates (in percent)											40.00%
Services revenue recognized period																	17 years	9 years
Research and development costs total under Janssen collaboration agreement											57,690,000
Increase Decrease In Research And Development Costs																																	17,339,000	17,306,000
General and administrative											11,274,000	7,294,000	15,575,000	9,125,000	7,561,000														2,426,000
Increase in general and administrative expense																																	247,000	819,000
Accounts receivable, net, current	26,697,000		5,924,000				47,000				26,697,000		5,924,000	47,000								5,799,000							26,617,000				8,492,000
Excess Amounts																													18,125,000	0	0	0			17,306,000	0	0	0	819,000	0	0	0
Deferred Revenue																				70,500,000	70,500,000
Deferred revenue - non-current portion	62,562,000		67,324,000				0				62,562,000		67,324,000	0						62,562,000	62,562,000								62,562,000	67,324,000	0
License and milestone revenue											155,000,000	77,605,000	77,605,000	4,355,000	6,645,000					150,000,000		70,605,000	0	0
Collaboration services revenue											5,658,000	335,000	4,385,000	3,878,000	2,662,000					4,878,000		4,017,000	0	0
Revenue	$ 57,963,000	$ 102,695,000	$ 2,123,000	$ 1,927,000	$ 77,903,000	$ 37,000	$ 1,386,000	$ 2,059,000	$ 2,824,000	$ 1,964,000	$ 160,658,000	$ 77,940,000	$ 81,990,000	$ 8,233,000	$ 9,307,000					$ 154,878,000		$ 74,622,000	$ 0	$ 0

Collaboration and License Agreement with Les Laboratoires Servier (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012 CollaborationandLicenseAgreementwithLesLaboratoiresServier [Member]	Jun. 30, 2012 CollaborationandLicenseAgreementwithLesLaboratoiresServier [Member]	Jun. 30, 2011 CollaborationandLicenseAgreementwithLesLaboratoiresServier [Member]	Jun. 30, 2010 CollaborationandLicenseAgreementwithLesLaboratoiresServier [Member]	May 31, 2009 Servier	Apr. 30, 2011 Servier	May 31, 2009 Servier Achievement of clinical development	May 31, 2009 Servier Regulatory approval
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Upfront payment received																				$ 11,000
Upfront payment received, net of withholding taxes																				10,450
Additional payment received under collaborative arrangement																				4,000
Research collaboration payment period																				24 months
Reveune recognized over, periods																				2 years
Maximum Milestone Payments																				24,500		10,500	9,000
Milestone payment paid in advance upon achievement of pre-specified events																					7,000
License and milestone revenue																0	7,000	4,355	6,645
Collaboration services revenue																93	157	3,873	2,662
Revenue	$ 57,963	$ 102,695	$ 2,123	$ 1,927	$ 77,903	$ 37	$ 1,386	$ 2,059	$ 2,824	$ 1,964	$ 160,658	$ 77,940	$ 81,990	$ 8,233	$ 9,307	$ 93	$ 7,157	$ 8,228	$ 9,307

Collaberation and License Agreement with Novo Nordisk (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Oct. 31, 2012 Collaboration And Lincense Agreement With Novo Nordisk [Member]	Dec. 31, 2012 Collaboration And Lincense Agreement With Novo Nordisk [Member]	Dec. 31, 2012 Novo Nordisk	Jun. 30, 2012 Novo Nordisk	Jun. 30, 2011 Novo Nordisk	Jun. 30, 2010 Novo Nordisk
Research and Development Arrangement, Contract to Perform for Others [Line Items]
License and milestone revenue																		$ 5,000	$ 0	$ 0	$ 0
Collaboration services revenue																		631	0	0	0
Revenue	57,963	102,695	2,123	1,927	77,903	37	1,386	2,059	2,824	1,964	160,658	77,940	81,990	8,233	9,307			5,631	0	0	0
Maximum Milestone Payments																	55,000
Non-Refundable Upfront Payment Upon Execution																5,000
Preclinical Supply																	803
Revenue Preclinical Supply																	602
Deferred Revenue																	$ 201

Collaboration and License Agreement with Celera Corporation (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Dec. 31, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Milestone Payment For HDAC Inhibitor	two-thirds
Milestone Payment For Factor VIIa	one-third
Celera Corporation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Maximum future milestone payments	97,000
Potential future milestone payments to be paid to Celera after regulatory approval (as percentage)	90.00%

Collaboration and Other Agreements - University of Texas (Details Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 1991
Business Combinations [Abstract]
License Costs	$ 300

Cash, Cash Equivalents and Marketable Securities 1 (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Assets, Fair Value Disclosure [Abstract]
Cash - demand deposits	$ 169,337	$ 93,916	$ 60,778
Cash equivalents - money market funds	137,856	103,980	26,979
Cash equivalents - U.S. agency securities - FDIC insured	240	0	0
Total cash and cash equivalents	$ 307,433	$ 197,896	$ 87,757	$ 51,199	$ 14,534

Cash, Cash Equivalents and Marketable Securities 2 (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost Basis - available for sale securities	$ 9,685	$ 5,720	$ 24,593
Unrealized Gain	0	0	11
Unrealized Loss	(4)	(9)	(32)
Estimated Fair Value	9,681	5,711	24,572
Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost Basis - available for sale securities			16,014
Unrealized Gain			11
Unrealized Loss			0
Estimated Fair Value			16,025
U.S. agency securities – FDIC insured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost Basis - available for sale securities	9,685	5,720	8,579
Unrealized Gain	0	0	0
Unrealized Loss	(4)	(9)	(32)
Estimated Fair Value	$ 9,681	$ 5,711	$ 8,547

Cash, Cash Equivalents and Marketable Securities 3 (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Cash and Cash Equivalents [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 9,681	$ 5,711	$ 24,572
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and Cash Equivalents [Line Items]
Assets, Fair Value Disclosure	137,856	103,980	26,979
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	137,856	103,980	26,979
Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	0
Available-for-sale Securities, Fair Value Disclosure	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | US Government Corporations and Agencies Securities [Member]
Cash and Cash Equivalents [Line Items]
Available-for-sale Securities, Fair Value Disclosure			0
Significant Other Inputs (Level 2)
Cash and Cash Equivalents [Line Items]
Assets, Fair Value Disclosure	9,921	5,711	24,572
Significant Other Inputs (Level 2) | Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	0	0	0
Significant Other Inputs (Level 2) | US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	240
Available-for-sale Securities, Fair Value Disclosure	9,681	5,711	8,547
Significant Other Inputs (Level 2) | US Government Corporations and Agencies Securities [Member]
Cash and Cash Equivalents [Line Items]
Available-for-sale Securities, Fair Value Disclosure			16,025
Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents [Line Items]
Assets, Fair Value Disclosure	0	0	0
Significant Unobservable Inputs (Level 3) | Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	0	0	0
Significant Unobservable Inputs (Level 3) | US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	0
Available-for-sale Securities, Fair Value Disclosure	0	0	0
Significant Unobservable Inputs (Level 3) | US Government Corporations and Agencies Securities [Member]
Cash and Cash Equivalents [Line Items]
Available-for-sale Securities, Fair Value Disclosure			0
Estimate of Fair Value
Cash and Cash Equivalents [Line Items]
Assets, Fair Value Disclosure	147,777	109,691	51,551
Estimate of Fair Value | Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	137,856	103,980	26,979
Estimate of Fair Value | US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash Equivalents Fair Value Disclosure	240
Available-for-sale Securities, Fair Value Disclosure	9,681	5,711	8,547
Estimate of Fair Value | US Government Corporations and Agencies Securities [Member]
Cash and Cash Equivalents [Line Items]
Available-for-sale Securities, Fair Value Disclosure			$ 16,025

Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 14,970	$ 12,318	$ 10,203
Less: Accumulated depreciation and amortization	8,567	8,476	8,891
Property, Plant and Equipment, Net	6,403	3,842	1,312
Depreciation, Depletion and Amortization	595	563	292	235
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,523	8,017	7,024
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,708	3,670	2,862
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 739	$ 631	$ 317

Balance Sheet Components 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Related Disclosures [Abstract]
Accrued clinical related	$ 6,415	$ 2,602	$ 2,072
Accrued payroll and employee related expenses	2,934	1,696	1,468
Accrued contract manufacturing	3,126	1,574	836
Accrued outside services	1,115	840	457
Accrued other	1,532	1,576	1,581
Accrued Liabilities, Current	$ 15,122	$ 8,288	$ 6,414

Balance Sheet Components 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 8,139	$ 8,054	$ 7,000
Deferred revenue – non-current portion	62,562	67,324	0
Janssen
Deferred Revenue Arrangement [Line Items]
Deferred revenue	7,938	8,054	0
Deferred revenue – non-current portion	62,562	67,324	0
Servier
Deferred Revenue Arrangement [Line Items]
Deferred revenue	0	0	7,000
Other Entity Related
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 201	$ 0	$ 0

Stockholders' Equity (Deficit) (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Number of Options
Balance at the beginning of the period (in shares)	6,031,000	6,416,000	7,521,000	7,055,000
Exercised (in shares)	(839,000)	(1,217,000)	(1,987,000)	(1,044,000)
Granted (in shares)	1,075,000	1,876,000	1,939,000	2,343,000
Forfeited or expired (in shares)	(196,000)	(1,044,000)	(1,057,000)	(833,000)
Balance at the end of the period (in shares)	6,071,000	6,031,000	6,416,000	7,521,000
Vested and expected to vest at December 31, 2012, Shares	5,825,000
Weighted Average Exercise Price per Share
Balance at the beginning of period (in dollars per share)	$ 7.37	$ 4.78	$ 5.05	$ 5.75
Exercised (in dollars per share)	$ 5.54	$ 6.26	$ 2.87	$ 1.58
Granted (in dollars per share)	$ 32.06	$ 16.31	$ 5.86	$ 5.27
Forfeited and expired (in dollars per share)	$ 18.41	$ 8.77	$ 12.27	$ 15.98
Balance at the end of period (in dollars per share)	$ 11.64	$ 7.37	$ 4.78	$ 5.05
Vested and expected to vest at December 31, 2012, Weighted Average Exercise Price	$ 11,090

Stockholders' Equity (Deficit) Narratives (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Jun. 30, 2010 Private Placement [Member]	Jul. 31, 2009 Rights [Member]	Jul. 17, 2009 Rights [Member]	Jul. 15, 2009 Rights [Member]	Jun. 30, 2012 Preferred Stock [Member]
Statement [Line Items]
Issuance of common stock (in shares)						6,400,000		8,100,000	22,500,000
Issue price (in dollars per share)						$ 8.85	$ 8.85	$ 6.51
Proceeds from issuance of common stock	$ 56,039,000	$ 0	$ (559,000)	$ 56,599,000	$ 72,513,000			$ 50,800,000	$ 21,700,000
Participation by Chairman and CEO in offerings							6,000,000	7,000,000	6,100,000
Right exercise price (in dollars per share)										1.28
Number of common stock per right (in shares)											0.6808
Offering costs									$ 1,000,000
Number of preferred stock authorized (in shares)	1,000,000	1,000,000	1,000,000	1,000,000								1,000,000
Number of preferred stock authorized (in shares)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001								$ 0.0001

Stockholders' Equity (Deficit) 1 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense recognized	$ 7,436	$ 9,873	$ 7,818	$ 3,190
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense recognized	5,357	6,947	5,307	1,998
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense recognized	$ 2,079	$ 2,926	$ 2,511	$ 1,192

Stockholders' Equity (Deficit) 2 (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option pricing model used	Black Scholes option-pricing model	Black Scholes option-pricing model		Black Scholes option-pricing model		Black Scholes option-pricing model
Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%		0.00%
Expected stock price volatility	50.00%	54.00%		52.00%		105.00%
Risk free interest rate	0.16%	0.15%		0.21%		0.53%
Expected life (in years)	8 months 5 days	1 year 1 month 20 days		0 years 7 months 17 days		1 year 2 months 12 days
Option pricing model used	Black Scholes option-pricing model	Black Scholes option-pricing model		Black Scholes option-pricing model		Black Scholes option-pricing model
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		88.00%	[1]	97.00%	[1]	98.00%	[1]
Risk free interest rate		1.00%	[1]	1.81%	[1]	2.05%	[1]
Expected life (in years)		5 years		5 years		5 years
Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	89.00%
Risk free interest rate	3.89%
Expected life (in years)	8 years
Minimum [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	51.50%
Risk free interest rate	0.30%
Expected life (in years)	2 years 7 months 6 days
Minimum [Member] | Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		84.00%		85.00%		88.00%
Risk free interest rate		2.00%		2.52%		3.20%
Expected life (in years)		8 years 1 month 6 days		7 years		7 years
Maximum [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	85.50%
Risk free interest rate	0.80%
Expected life (in years)	5 years 2 months 12 days
Maximum [Member] | Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		89.00%		86.00%		90.00%
Risk free interest rate		3.89%		3.51%		3.89%
Expected life (in years)		10 years		10 years		10 years

[1]	Amounts for the years ended June 30, 2012, 2011 and 2010 are presented on a weighted average basis.

Stockholders' Equity (Deficit) 3 (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	7,293,104
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 5 months 19 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 15.24
Options Outstanding, Aggregate intrinsic Value (in dollars)	$ 312,611,566
Exercisable, Number of Shares (in shares)	4,325,103
Exercisable, Weighted Average Remaining Contractual Life (in years)	6 years 5 months 9 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 5.5
Exercisable, Aggregate intrinsic Value (in dollars)	226,156,280
Exercisable and Vested, Number of Shares (in shares)	3,388,549
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 4.6
Exercisable and Vested, Aggregate intrinsic Value (in dollars)	$ 180,222,131
Range of Exercise Prices $0.75 - $0.86
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	1,081,248
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 9 months 7 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 0.8
Exercisable, Number of Shares (in shares)	945,998
Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 8 months 16 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 0.81
Exercisable and Vested, Number of Shares (in shares)	928,875
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 0.81
Exercise Price Range Lower Range (in dollars per share)	$ 0.75
Excercise Price Range Upper Range (in dollars per share)	$ 0.86
Range of Exercise Prices $0.91 - $2.76
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	855,483
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 6 months
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 1.79
Exercisable, Number of Shares (in shares)	805,483
Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 5 months 19 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 1.84
Exercisable and Vested, Number of Shares (in shares)	747,921
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 1.87
Exercise Price Range Lower Range (in dollars per share)	$ 0.91
Excercise Price Range Upper Range (in dollars per share)	$ 2.76
Range of Exercise Prices $2.90 - $6.63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	820,414
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 0 months 18 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 5.22
Exercisable, Number of Shares (in shares)	798,023
Exercisable, Weighted Average Remaining Contractual Life (in years)	6 years 0 months 4 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 5.24
Exercisable and Vested, Number of Shares (in shares)	632,272
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 5.04
Exercise Price Range Lower Range (in dollars per share)	$ 2.9
Excercise Price Range Upper Range (in dollars per share)	$ 6.63
Range of Exercise Prices $6.65 - $7.19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	920,976
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 1 month 24 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 7.09
Exercisable, Number of Shares (in shares)	689,783
Exercisable, Weighted Average Remaining Contractual Life (in years)	7 years 0 months 18 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 7.08
Exercisable and Vested, Number of Shares (in shares)	497,182
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 7.09
Exercise Price Range Lower Range (in dollars per share)	$ 6.65
Excercise Price Range Upper Range (in dollars per share)	$ 7.19
Range of Exercise Prices $7.48 - $11.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	735,677
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 2 months 27 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 9.06
Exercisable, Number of Shares (in shares)	614,488
Exercisable, Weighted Average Remaining Contractual Life (in years)	6 years 11 months 12 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 8.61
Exercisable and Vested, Number of Shares (in shares)	345,386
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 8.52
Exercise Price Range Lower Range (in dollars per share)	$ 7.48
Excercise Price Range Upper Range (in dollars per share)	$ 11.91
Range of Exercise Prices $11.92 - $14.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	765,054
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 9 months 26 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 13.96
Exercisable, Number of Shares (in shares)	247,789
Exercisable, Weighted Average Remaining Contractual Life (in years)	8 years 8 months 12 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 13.26
Exercisable and Vested, Number of Shares (in shares)	149,409
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 13.55
Exercise Price Range Lower Range (in dollars per share)	$ 11.92
Excercise Price Range Upper Range (in dollars per share)	$ 14.92
Range of Exercise Prices $14.99 - $25.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	804,575
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 0 months 22 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 20.29
Exercisable, Number of Shares (in shares)	209,987
Exercisable, Weighted Average Remaining Contractual Life (in years)	8 years 10 months 2 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 15.52
Exercisable and Vested, Number of Shares (in shares)	73,952
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 15.48
Exercise Price Range Lower Range (in dollars per share)	$ 14.99
Excercise Price Range Upper Range (in dollars per share)	$ 25.94
Range of Exercise Prices $26.29 - $61.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	756,802
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 5 months 27 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 39.94
Exercisable, Number of Shares (in shares)	11,027
Exercisable, Weighted Average Remaining Contractual Life (in years)	9 years 5 months 23 days
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 41.44
Exercisable and Vested, Number of Shares (in shares)	11,027
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 41.44
Exercise Price Range Lower Range (in dollars per share)	$ 26.29
Excercise Price Range Upper Range (in dollars per share)	$ 61.06
Range of Exercise Prices $61.60 - $66.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares (in shares)	552,875
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 9 months 22 days
Options Outstanding, Weighted Average Excercise Price Per Share (in dollars per share)	$ 61.8
Exercisable, Number of Shares (in shares)	2,525
Exercisable, Weighted Average Remaining Contractual Life (in years)	9 years 9 months
Exercisable, Weighted Average Excercise Price Per Share (in dollars per share)	$ 65.56
Exercisable and Vested, Number of Shares (in shares)	2,525
Exercisable and Vested, Weighted Average Remaining Contractual Life (in years)	$ 65.56
Exercise Price Range Lower Range (in dollars per share)	$ 61.6
Excercise Price Range Upper Range (in dollars per share)	$ 66.73

Stockholders' Equity (Deficit) - Employee Stock Purchase Plan (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Number of performance options granted (in shares)	1,222,103
Fair value assumptions used to calculate fair value of options
Option pricing model used	Black Scholes option-pricing model	Black Scholes option-pricing model	Black Scholes option-pricing model	Black Scholes option-pricing model
Weighted average estimated grant date fair value of our employee stock purchase plan	$ 43.55	$ 11.44	$ 5.25	$ 4.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 45,802,000	$ 17,316,000	$ 10,385,000	$ 3,990,000
Purchase Plan
Fair value assumptions used to calculate fair value of options
Option pricing model used	Black Scholes option-pricing model	Black Scholes option-pricing model	Black Scholes option-pricing model	Black Scholes option-pricing model
Weighted average estimated grant date fair value of our employee stock purchase plan	$ 33.32	$ 6.38	$ 2.13	$ 4.09
Purchase Plan
Purchase price per share as a percent of fair market value	85.00%
Sales under the purchase plan	60,150	184,706	281,016	61,026
Average price on sales under purchase plan	$ 13.06	$ 5.19	$ 2.06	$ 1.55
Preferred stock, par value (in dollars per share)	391,674
Number of employee affected by modification				17
Additional compensation cost due to plan modification				306,000
Unrecognized compensation costs	917,000
Weighted average period of recognization of compensation costs	6 months 18 days
Equity Incentive Award Plan [Member]
Purchase Plan
Preferred stock, par value (in dollars per share)	3,218,000
Non-employee stock options
Purchase Plan
Unrecognized compensation costs	$ 60,554,000
Weighted average period of recognization of compensation costs	1 year 9 months 18 days

Stockholders' Equity (Deficit) Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Statement [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 43.55	$ 11.44	$ 5.25	$ 4.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 45,802,000	$ 17,316,000	$ 10,385,000	$ 3,990,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3,692,000	5,572,000	4,285,000	1,335,000
Equity Incentive Award Plan [Member]
Non-employee stock options
Preferred stock, par value (in dollars per share)	3,218,000
Non-employee stock options
Non-employee stock options
Unrecognized compensation costs related to non vested employee options	$ 60,554,000
Weighted average period of recognition of compensation costs	1 year 9 months 18 days

Stockholders' Equity (Deficit) - 2004 Equity Incentive Award Plan (Details) (2004 Plan)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
2004 Plan
Statement [Line Items]
Number of shares authorized under plan (in shares)				9,100,000
Additional number of shares authorized under plan (in shares)	2,000,000
Stock option maximum exercise period			10 years
Vesting period of stock options for employees and consultants		4 years
Number of option granted to new non-employee director on the date of becoming director (in shares)		15,000
Vesting Rights of nonqualified stock options		5 years
Additional stock options granted, provided director has served for at least six months prior to the date of grant (in shares)			7,500
Requisite service period		6 months
Vesting Rights of additional nonqualified stock options		12 months

Stockholders' Equity (Deficit) - 1995 Stock Option Plan (Details)	6 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2003 1995 Stock Option Plan	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,345,724
Vesting period of stock options for employees and consultants			4 years	5 years
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period	10 years

Employee Benefit Plan (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Employee Benefit Plan [Abstract]
Matching contribution	$ 78	$ 164	$ 104	$ 64

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current:
Federal	$ (2,047)		$ (26)	$ 0	$ 550
State	(599)		0	0	0
Foreign	(1)		(13)	0	0
Income tax (provision) benefit	(2,647)		(39)	0	550
Deferred:
Federal	0		0	0	0
State	0		0	0	0
Foreign	0		0	0	0
Income tax (provision) benefit	(2,647)	(5,651)	(39)	0	550
(Income) loss before taxes	$ (120,180)	$ (47,366)	$ (12,025)	$ 35,203	$ 15,574
Tax rate	2.20%		0.33%	0.00%	3.53%

Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
(Income) loss before taxes	$ 120,180	$ 47,366	$ 12,025	$ (35,203)	$ (15,574)
United States
(Income) loss before taxes	69,563		(4,596)	(35,203)	(15,574)
Foreign
(Income) loss before taxes	$ 50,617		$ 16,621	$ 0	$ 0

Income Taxes 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 0	$ 50,476	$ 55,133
Tax credit carryforwards	13,196	9,841	8,908
Capitalized research and development costs	2,591	3,907	6,386
Depreciation and amortization	1,751	2,071	2,457
Share-based compensation	2,845	3,078	3,117
Reserves and accruals	11,532	628	3,160
Gross deferred tax assets	31,915	70,001	79,161
Less: valuation allowance	(31,915)	(70,001)	(79,161)	(62,472)	(58,426)
Net deferred tax assets	$ 0	$ 0	$ 0

Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Tax (provision) benefit at statutory rate	$ (42,064)		$ (4,209)	$ 11,970	$ 5,295
Income Tax Reconciliation, State and Local Income Taxes	(389)		0	0	0
Research and development credits	0		529	770	190
Deferred tax assets benefited (not benefited)	35,181		5,727	(11,877)	(4,981)
Share-based compensation	(1,056)		(2,009)	(1,096)	(488)
Other	629		(38)	233	(16)
Withholding tax	0		0	0	550
Federal – alternative minimum tax	(2,047)		(26)	0	0
Foreign taxes (greater than) less than US rates	7,099		(13)	0	0
Income tax (provision) benefit	$ 2,647	$ 5,651	$ 39	$ 0	$ (550)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%		35.00%	34.00%	34.00%

Income Taxes 4 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 2,307	$ 1,726	$ 1,285	$ 1,285
Additions based on tax positions related to current year	538	581	441	0
Additions (reduction) for tax positions of prior years	0	0	0	0
Settlements	0	0	0	0
Lapse of applicable statute of limitations	0	0	0	0
Ending balance	$ 2,845	$ 2,307	$ 1,726	$ 1,285

Income Taxes Narrative (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Undistributed Earnings of Foreign Subsidiaries	$ 20,300
Increase (decrease) in the valuation allowance	(38,086)	(9,160)	16,689
Unrecorded deferred tax assets from stock option exercises		20,600
Internal Revenue Service (IRS) [Member]
Net operating loss carryforwards, expiration dates	2013
Net operating loss carry forward	39,800		150,115
Tax credit carryforward	4,500
State and Local Jurisdiction [Member]
Net operating loss carryforwards, expiration dates	2013
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	500
Net operating loss carry forward	22,600
Tax credit carryforward	12,500		80,345
United States
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	2,200
Scenario, Previously Reported [Member] | Internal Revenue Service (IRS) [Member]
Net operating loss carry forward			180,393
Scenario, Previously Reported [Member] | State and Local Jurisdiction [Member]
Net operating loss carry forward			$ 121,440

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Lease Commitments
2013	$ 1,413
2014	1,526
2015	1,579
2016	1,750
2017	1,453
Thereafter	1,610
Total	$ 9,331

Commitments and Contingencies Narrative (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2012 sqft	Dec. 31, 2012 sqft	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loss Contingencies [Line Items]
Leased space (in square feet)		100,176
Leased space after amendement agreement (in square feet)		79,776
Period for which option to extend lease term is available		5 years
New facility agreement, additional leased space (in square feet)	20,400
Operating leases, rent expense		$ 560	$ 1,006	$ 776	$ 752
Noncancelable purchase obligation		2,326	5,358
Janssen
Loss Contingencies [Line Items]
Cumulative Benefits Excess Amounts		$ 18,125

Schedule of Quarterly Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																				6 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 57,963		$ 102,695		$ 2,123		$ 1,927		$ 77,903		$ 37		$ 1,386		$ 2,059		$ 2,824		$ 1,964		$ 160,658	$ 77,940	$ 81,990	$ 8,233	$ 9,307
Operating expenses	16,667		23,940		19,605		19,889		16,020		14,598		12,381		11,341		10,349		9,536		40,607	30,618	70,112	43,607	24,919
Net income (loss) from operations	41,296		78,755		(17,482)		(17,962)		61,883		(14,561)		(10,995)		(9,282)		(7,525)		(7,572)		120,051	47,322	11,878	(35,374)	(15,612)
Net income (loss)	$ 41,927		$ 75,606		$ (16,906)		$ (12,823)		$ 56,253		$ (14,538)		$ (10,964)		$ (9,217)		$ (7,499)		$ (7,523)		$ 117,533	$ 41,715	$ 11,986	$ (35,203)	$ (15,024)
Basic (in dollars per share)	$ 0.6	[1]	$ 1.09	[1]	$ (0.24)	[1]	$ (0.19)	[1]	$ 0.82	[1]	$ (0.21)	[1]									$ 1.69	$ 0.61	$ 0.17	$ (0.59)	$ (0.31)
Diluted (in dollars per share)	$ 0.56	[1]	$ 1.02	[1]	$ (0.24)	[1]	$ (0.19)	[1]	$ 0.78	[1]	$ (0.21)	[1]									$ 1.58	$ 0.58	$ 0.17	$ (0.59)	$ (0.31)
Basic (in shares)	69,839		69,512		69,081		68,848		68,658		68,323										69,676	68,491	68,728	59,973	48,344
Diluted (in shares)	74,399		74,456		69,081		68,848		71,725		68,323										74,408	71,312	72,617	59,973	48,344
Basic and diluted (in dollars per share)													$ (0.18)	[1]	$ (0.15)	[1]	$ (0.13)	[1]	$ (0.13)	[1]
Basic and diluted (in shares)													60,968		59,931		59,715		59,278

[1]	Basic and diluted net loss per share amounts are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted net income (loss) per share information may not equal annual basic and diluted net income (loss) per share.

Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Private Placement [Member]
Related Party Transaction
Participation by Chairman and CEO in offerings				$ 6,000,000	$ 7,000,000
Former Director
Related Party Transaction
Consulting expense to related party		0	89,000	490,000	97,000
Lump sum consulting fee under agreement	$ 50,000
Consulting fee agreement period (in years)		2 years
Stock option maximum exercise period		3 years
Number of options granted previously to related party in connection with consulting services (in shares)		330,000

Transaction Period Comparative Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Comparative Data [Abstract]
License and milestone revenue																	$ 155,000	$ 77,605	$ 77,605	$ 4,355	$ 6,645
Collaboration services revenue																	5,658	335	4,385	3,878	2,662
Total revenue	57,963		102,695		2,123		1,927		77,903		37		1,386	2,059	2,824	1,964	160,658	77,940	81,990	8,233	9,307
Research and development																	46,639	23,324	54,537	34,482	17,358
Less: Excess Amounts related to Research and development (See Note 4)																	(17,306)	0	0	0	0
Research and Development Expense																	29,333	23,324
General and administrative																	12,093	7,294	15,575	9,125	7,561
General And Administrative Expense Excess Amounts																	(819)	0
General and administrative, net																	11,274	7,294	15,575	9,125	7,561
Total operating expenses	16,667		23,940		19,605		19,889		16,020		14,598		12,381	11,341	10,349	9,536	40,607	30,618	70,112	43,607	24,919
Income (loss) from operations	41,296		78,755		(17,482)		(17,962)		61,883		(14,561)		(10,995)	(9,282)	(7,525)	(7,572)	120,051	47,322	11,878	(35,374)	(15,612)
Interest income																	137	68	178	169	81
Other income (expense), net																	(8)	(24)	(31)	2	(43)
Income (loss) before income taxes																	120,180	47,366	12,025	(35,203)	(15,574)
Income tax (provision) benefit																	(2,647)	(5,651)	(39)	0	550
Net income (loss)	41,927		75,606		(16,906)		(12,823)		56,253		(14,538)		(10,964)	(9,217)	(7,499)	(7,523)	117,533	41,715	11,986	(35,203)	(15,024)
Basic (in dollars per share)	$ 0.6	[1]	$ 1.09	[1]	$ (0.24)	[1]	$ (0.19)	[1]	$ 0.82	[1]	$ (0.21)	[1]					$ 1.69	$ 0.61	$ 0.17	$ (0.59)	$ (0.31)
Diluted (in dollars per share)	$ 0.56	[1]	$ 1.02	[1]	$ (0.24)	[1]	$ (0.19)	[1]	$ 0.78	[1]	$ (0.21)	[1]					$ 1.58	$ 0.58	$ 0.17	$ (0.59)	$ (0.31)
Basic (in shares)	69,839		69,512		69,081		68,848		68,658		68,323						69,676	68,491	68,728	59,973	48,344
Diluted (in shares)	74,399		74,456		69,081		68,848		71,725		68,323						74,408	71,312	72,617	59,973	48,344
Net cash provided by (used in) operating activities																	110,694	123,904	86,087	(22,271)	(15,468)
Net cash (used in) provided by investing activities																	(6,386)	13,063	15,809	(3,654)	(21,810)
Net cash provided by financing activities																	5,229	5,490	8,243	62,483	73,943
Increase in cash and cash equivalents																	$ 109,537	$ 142,457	$ 110,139	$ 36,558	$ 36,665

[1]	Basic and diluted net loss per share amounts are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted net income (loss) per share information may not equal annual basic and diluted net income (loss) per share.

Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 70,001	$ 79,161	$ 62,472	$ 58,426
Valuation Allowances and Reserves Additions	0	0	16,689	4,046
Valuation Allowances and Reserves, Adjustments	(38,086)	(9,160)	0	0
Deferred Tax Assets, Valuation Allowance	$ 31,915	$ 70,001	$ 79,161	$ 62,472